File Nos.  333-19173
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ( )
     Pre-Effective Amendment No.                                     ( )
     Post-Effective Amendment No. 3                                  (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ( )
     Amendment No. 34                                                (X)

                      (Check appropriate box or boxes.)

     PREFERRED  LIFE  VARIABLE  ACCOUNT  C
     -------------------------------------
     (Exact  Name  of  Registrant)

     PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK
     ---------------------------------------------------
     (Name  of  Depositor)


     152  West  57th  Street, 18th Floor, New York, New York       10019
     -------------------------------------------------------      --------
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (212) 586-7733

Name  and  Address  of  Agent  for  Service
-------------------------------------------
          Eugene  Long
          Preferred  Life  Insurance  Company  of  New  York
          152  West  57th  Street,  18th  Floor
          New  York,  New  York  10019

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866




It is proposed that this filing will become  effective:
     _X_ immediately upon filing pursuant to paragraph (b) of Rule 485 ___ on May 1, 1999 pursuant to paragraph (b) of Rule 485
     ___ 60 days after  filing  pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Immediate Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

ITEM NO.                                                LOCATION
                            PART A

Item 1.   Cover Page..................................  Cover Page

Item 2.   Definitions.................................  Index of Terms

Item 3.   Synopsis or Highlights......................  Profile

Item 4.   Condensed Financial Information.............  Appendix

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies..........  Preferred Life; The
                                                        Separate Account;
                                                        Investment Options

Item 6.   Deductions..................................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts...........................  The Franklin Templeton
                                                        Valuemark Income Plus
                                                        Immediate Variable
                                                        Annuity Contract

Item 8.   Annuity Period..............................  Annuity Payments (The
                                                        Payout Phase)

Item 9.   Death Benefit...............................  Death Benefit

Item 10.  Purchases and Contract Value................  Purchase

Item 11.  Redemptions.................................  Access To Your Money

Item 12.  Taxes.......................................  Taxes

Item 13.  Legal Proceedings...........................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information......................  Table of Contents
                                                        of the Statement of
                                                        Additional
                                                        Information




ITEM NO.                                                 DEFINITION

                            PART B

Item 15.  Cover Page...................................  Cover Page

Item 16.  Table of Contents............................  Table of Contents

Item 17.  General Information and History..............  The Company

Item 18.  Services.....................................  Not Applicable

Item 19.  Purchase of Securities Being Offered.........  Not Applicable

Item 20.  Underwriters.................................  Distributor

Item 21.  Calculation of Performance Data..............  Calculation of
                                                         Performance Data

Item 22.  Annuity Payments.............................  Annuity
                                                         Provisions

Item 23.  Financial Statements.........................  Financial
                                                         Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A




PROFILE OF THE FRANKLIN TEMPLETON VALUEMARK
INCOME PLUS IMMEDIATE VARIABLE ANNUITY CONTRACT

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

May 17, 1999

This profile is a summary of some of the more important points that you should consider and know before purchasing the Franklin Templeton Valuemark Income Plus immediate variable annuity contract. The contract is more fully described in the prospectus, which accompanies this profile. Please read the prospectus carefully.


1. THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
   IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Franklin Templeton Valuemark Income Plus immediate variable annuity contract with variable and fixed payment options (Contract) is a contract between you, the owner, and Preferred Life Insurance Company of New York (Preferred Life), an insurance company. In this profile and the prospectus, "we," "us" and "our" refers to Preferred Life. In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

The variable payment options offer a choice of 18 Class 1 portfolios of Franklin Valuemark Funds, which are listed in Section 4. Depending on market conditions and the portfolios you choose, payments may go up or down. No minimum payment is guaranteed under a variable payment option. The variable payment option is designed to offer a better return than the fixed payment option. However, this is not guaranteed.

The fixed payment option offers fixed annuity payments that are guaranteed by Preferred Life. Any portion of your purchase payment allocated to the fixed payment option will be temporarily allocated to the Money Market Fund on the day we allocate your purchase payment. It will then be allocated to the fixed payment option when you begin receiving annuity payments from your Contract (if you choose a fixed payout).

You can allocate your money in up to ten variable options or 9 variable options and the fixed payment option (total of 10). We may limit the number of variable options which you may invest in at any one time. The requested allocation to each variable option and the fixed payment option must be made in whole percentages and each must be at least 10%.

2. ANNUITY PAYMENTS
--------------------------------------------------------------------------------

Under this Contract, you are the owner and the annuitant. You may name a joint annuitant, if you choose. You select an income date when you buy the Contract. The income date must not be later than 60 days after we allocate your purchase payment.

You can receive annuity payments from your Contract by selecting one of the following annuity options:

(1)       payments for your life;

(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue to the beneficiary for the remainder of the guaranteed period (5, 10, 15, 20 years);

(3) payments during the joint lifetime of you and the joint annuitant-when either of you die, payments will continue as long as the survivor lives;

(4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue to the Beneficiary for the remainder of the guaranteed period (5, 10, 15 or 20 years);

(5) payments for your life and ending with the last payment due prior to your death with a guarantee that at your death, the beneficiary will receive a single cash payment as set forth in the Contract; and

(6) payments for a specified period of time (5 - 30 years) with payments continuing to the beneficiary for the remainder of the period certain if you and any joint annuitant die before the end of the specified period.(Option 6 is not available until approved by the New York Insurance Department.)

Under certain circumstances, if you selected annuity option 6, you can exchange it for a life contingent payout (options 1-5). Annuity payments can be based on the available portfolios (variable payout) and/or the fixed payment option (fixed payout) under all annuity options except annuity payments under Option 6. Annuity payments under Option 6 may only come from the portfolios (variable payout). If you choose to have any part of your payments based on the performance of the portfolios (i.e., variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance of the portfolio(s) you choose.

3. PURCHASE
--------------------------------------------------------------------------------

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may invest in the Preferred Life fixed payment option and/or the following Class 1 portfolios of Franklin Valuemark Funds listed below. The High Income Fund is not available until approved by the New York Insurance Department. (Check with your registered representative regarding availability.) Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME:
Money Market Fund

PORTFOLIO SEEKING INCOME:
High Income Fund

PORTFOLIOS SEEKING GROWTH AND INCOME:
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH:
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

The portfolios are fully described in the attached prospectus for Franklin Valuemark Funds. Your income will fluctuate up or down based on the portfolios' performance. No minimum payment amount is guaranteed.

5. EXPENSES
--------------------------------------------------------------------------------

The Contract has insurance features and investment features, and there are costs related to each.

- The annual insurance charges consist of the Mortality and Expense Risk Charge and the Administrative Expense Charge. Together these charges total 1.40% of the average daily value of your Contract allocated to the variable options.

- If you choose Annuity Options 2 or 4 and make a liquidation, a commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6 and make a liquidation, a commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply.

- There are also annual portfolio operating expenses, which vary depending upon the portfolios you select. In 1998, these expenses ranged from .49% to 1.41% of the average daily value of the Class 1 portfolios.


We have provided the following chart to help you understand the expenses in your Contract.

- The column "Total Annual Expenses" shows the 1.40% insurance charges and the total annual portfolio expenses for 1998 for each portfolio.

- The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you liquidate all your money: (1) at the end of year 1, and (2) at the end of year 10. The examples assume that you selected Annuity Option 6 and chose a 15 year specified period certain annuity option and a 5% assumed investment return. For year 1, the Total Annual Expenses are assessed as well as the commutation fee. For year 10, the example shows the total of all the annual expenses for the 10 years, but there is no commutation fee.

- The examples are purely hypothetical. They should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

                                   TOTAL ANNUAL  TOTAL ANNUAL    TOTAL      EXAMPLES:
                                    INSURANCE  CLASS 1 PORTFOLIO ANNUAL     EXPENSES AT END OF
VARIABLE OPTION                      CHARGES       EXPENSES     EXPENSES    1 YEAR     10 YEARS
-------------------------------------------------------------------------------------------------
Capital Growth                       1.40%         .77%          2.17%        $67         $140
-------------------------------------------------------------------------------------------------
Global Utilities Securities          1.40%         .50%          1.90%        $64         $124
-------------------------------------------------------------------------------------------------
Growth and Income                    1.40%         .49%          1.89%        $64         $124
-------------------------------------------------------------------------------------------------
High Income                          1.40%         .53%          1.93%        $65         $126
-------------------------------------------------------------------------------------------------
Income Securities                    1.40%         .49%          1.89%        $64         $124
-------------------------------------------------------------------------------------------------
Money Market                         1.40%         .53%          1.93%        $65         $126
-------------------------------------------------------------------------------------------------
Mutual Discovery Securities          1.40%        1.00%          2.40%        $69         $153
-------------------------------------------------------------------------------------------------
Mutual Shares Securities             1.40%         .77%          2.17%        $67         $140
-------------------------------------------------------------------------------------------------
Real Estate Securities               1.40%         .54%          1.94%        $65         $126
-------------------------------------------------------------------------------------------------
Rising Dividends                     1.40%         .72%          2.12%        $66         $137
-------------------------------------------------------------------------------------------------
Small Cap                            1.40%         .77%          2.17%        $67         $140
-------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity  1.40%        1.41%          2.81%        $72         $175
-------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation    1.40%         .84%          2.24%        $67         $144
-------------------------------------------------------------------------------------------------
Templeton Global Growth              1.40%         .88%          2.28%        $68         $146
-------------------------------------------------------------------------------------------------
Templeton International Equity       1.40%         .88%          2.28%        $68         $146
-------------------------------------------------------------------------------------------------
Templeton International Smaller
  Companies                          1.40%        1.10%          2.50%        $70         $158
-------------------------------------------------------------------------------------------------
Templeton Pacific Growth             1.40%        1.10%          2.50%        $70         $158
-------------------------------------------------------------------------------------------------
Value Securities                     1.40%         .83%          2.23%        $67         $143
-------------------------------------------------------------------------------------------------

For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES
--------------------------------------------------------------------------------

For federal tax purposes, annuity payments will be treated as partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 59 1/2 when you make a liquidation, you may be charged a 10% federal tax penalty on the taxable amount you withdraw. You should consult your tax counsel or other tax adviser regarding any liquidations.

7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Generally, you may not make liquidations from your Contract. However, under certain circumstances, you may make one liquidation (withdrawal) each Contract year after the income date if you selected Annuity Options 2, 4 or 6. The amount that you may liquidate is set forth in your Contract and is described in the prospectus for the Contract. There may be a fee assessed when you make a liquidation (commutation fee). Also, there may be adverse tax consequences, leading to lower annuity payments than those that would have been paid without the partial liquidation (during the period certain). You may not make any liquidations before your income date. Partial liquidations are not available until approved by the New York Insurance Department.

8. PERFORMANCE
--------------------------------------------------------------------------------

If you choose to receive variable payments,  your payments will vary up or down.
The increase or decrease will depend on whether the variable options you choose perform better or worse than the "benchmark" assumed investment return (3% or 5% per year) you choose.

The following chart shows total returns for the periods shown. Performance is not shown for the Value Securities Fund because it did not have a full year of operation as of December 31, 1998. These numbers reflect the insurance charges and the operating expenses of the portfolios, but are not adjusted for the assumed investment return. Past performance does not guarantee or predict future results.


                                                    CALENDAR YEAR
                    -----------------------------------------------------------------------------
VARIABLE OPTION      1998     1997     1996     1995     1994     1993     1992    1991     1990
-------------------------------------------------------------------------------------------------
Capital Growth      18.62%   16.66%   12.54%     NA       NA       NA       NA      NA       NA
-------------------------------------------------------------------------------------------------
Global Utilities
Securities           9.64%   25.00%    5.57%   29.53%   -12.79%   9.00%    7.20%   22.87%   0.44%
-------------------------------------------------------------------------------------------------
Growth and Income    6.83%   25.97%   12.59%   30.99%    -3.38%   8.77%    5.22%   21.09%  -3.70%
-------------------------------------------------------------------------------------------------
High Income         -0.48%   10.00%   12.31%   18.10%    -3.61%  14.14%   14.63%   28.33%  -9.94%
-------------------------------------------------------------------------------------------------
Income Securities    0.23%   15.46%    9.72%   20.70%    -7.57%  16.96%   11.65%   37.98%  -8.73%
-------------------------------------------------------------------------------------------------
Money Market         3.76%    3.78%    3.69%    4.29%     2.39%   1.12%    1.62%    4.02%   6.12%
-------------------------------------------------------------------------------------------------
Mutual Discovery
 Securities         -6.32%   17.71%    1.80%     NA       NA       NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Mutual Shares
  Securities        -1.30%   16.10%    3.30%     NA       NA       NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Real Estate
  Securities       -17.97%   19.02%   30.96%   15.90%     1.46%  17.36%   10.53%   31.65% -13.20%
-------------------------------------------------------------------------------------------------
Rising Dividends     5.44%   31.18%   22.44%   27.94%    -5.41%  -4.80%    8.48%    NA       NA
-------------------------------------------------------------------------------------------------
Small Cap           -2.36%   15.79%   27.26%    1.46%     NA       NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Templeton Developing
  Markets Equity   -22.70%   -9.99%    19.89%   1.35%    -5.46%    NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Templeton Global
  Asset Allocation  -1.43%   10.16%    18.16%   5.91%     NA       NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Templeton Global
  Growth             7.46%   11.92%    19.58%  11.16%     2.01%    NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Templeton
  International
  Equity             4.09%   10.14%    21.25%   9.06%    -0.53%  26.79%   -3.58%    NA       NA
-------------------------------------------------------------------------------------------------
Templeton International
 Smaller Companies -13.49%   -2.87%    11.45%    NA        NA      NA        NA     NA       NA
-------------------------------------------------------------------------------------------------
Templeton Pacific
  Growth           -14.34%  -36.84%     9.55%   6.47%   -10.06%  45.82%   -2.39%    NA       NA
-------------------------------------------------------------------------------------------------


9. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the income date and there is no joint annuitant, the Contract will be treated as if it had never been issued. We will return your purchase payment to your estate. If you have chosen either annuity option 3, 4 or 6 with a joint annuitant and either you or the joint annuitant dies before the income date, the annuity option will be changed to option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

10. OTHER INFORMATION
--------------------------------------------------------------------------------

FREE LOOK. If you cancel the Contract within 10 days after receiving it, you will receive back the value of your Contract on the day we receive your request, less any annuity payments paid (this may be more or less than your original payment). If you have purchased the Contract as an IRA, we are required to return your purchase payment if you decide to cancel your Contract within 10 days after receiving it.

PURCHASING CONSIDERATIONS. The Franklin Templeton Valuemark Income Plus immediate variable annuity contract is designed for investors seeking a medium to long-term periodic payment plan. Many options provide for payments guaranteed for as long as you live. We do not recommend buying this Contract if you cannot accept the risk of getting back less money than you put in. Since certain payment options do not permit you to liquidate (withdraw) money, and all options limit payments to your heirs, we generally recommend you set other money aside for non-routine expenses and bequests.

11. INQUIRIES
--------------------------------------------------------------------------------

If you have any questions about your Contract or need more information, please contact us at:

            VIP Service Center
            P.O. Box 30343
            Tampa, Florida 33630-3343
            (800) 774-5001

                  THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Preferred Life Insurance Company of New York (Preferred Life).

The annuity has 19 investment choices - the 18 Variable Options which each invest in one Class 1 Portfolio of Franklin Valuemark Funds and a Fixed Payment Option of Preferred Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME
Money Market Fund

PORTFOLIO SEEKING INCOME
High Income Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income  Securities  Fund
Mutual Shares  Securities  Fund
Real Estate Securities  Fund
Rising  Dividends Fund
Templeton  Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.

To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 17, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page ___ of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call or write us at the VIP Service Center at the address and telephone number listed in the Profile.

THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS IMMEDIATE VARIABLE ANNUITY
CONTRACTS:

-     ARE NOT BANK DEPOSITS
-     ARE NOT FEDERALLY INSURED
-     ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
-     ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 17, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                   Page

INDEX OF TERMS ...................................

FEE TABLE ........................................

 1. THE FRANKLIN TEMPLETON
    VALUEMARK INCOME PLUS
    IMMEDIATE VARIABLE
    ANNUITY CONTRACT .............................
    Ownership ....................................
        Contract Owner/Annuitant .................
        Joint Owner/Joint Annuitant...............
        Beneficiary ..............................
    Assignment  ..................................

 2. ANNUITY PAYMENTS
    (THE PAYOUT PHASE) ...........................
    Income Date ..................................
    Annuity Payments .............................
    Assumed Investment Return ....................
    Annuity Options ..............................

 3. PURCHASE .....................................
    Purchase Payment .............................
    Allocation of Purchase Payment ...............
    Free Look ....................................
    VIP Units ....................................

 4. INVESTMENT OPTIONS ...........................
    Transfers ....................................
     Telephone Transfers ......................
    Voting Privileges ............................
    Substitution .................................

 5. EXPENSES .....................................
    Insurance Charges ............................
     Mortality and Expense Risk Charge ...........
     Administrative Charge .......................
    Commutation Fee ..............................
    Premium Taxes ................................
    Income Taxes .................................
    Portfolio Expenses ...........................

 6. TAXES ........................................
    Annuity Contracts in General .................
    Qualified and Non-Qualified Contracts ........
    Liquidations - Non-Qualified Contracts .......
    Liquidations - Qualified Contracts ...........
    Diversification ..............................

 7. ACCESS TO YOUR MONEY .........................
    Suspension of Payments or Transfers ..........

 8. PERFORMANCE ..................................

 9. DEATH BENEFIT ................................

10. OTHER INFORMATION ............................
    Preferred Life ...............................
    Year 2000 ....................................
    The Separate Account .........................
    Distribution .................................
    Administration ...............................
    Financial Statements .........................

    TABLE OF CONTENTS OF THE STATEMENT OF
     ADDITIONAL INFORMATION ......................

    APPENDIX A - Condensed Financial Information..

    APPENDIX B - Illustration of Annuity Income...

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used, which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term in this prospectus.


Annuitant ....................... 18       Joint Annuitant ................. 18

Annuity Calculation Date ........ 22       Joint Owner ..................... 18

Annuity Options ................. 20       Non-Qualified ................... 27

Annuity Payments ................ 19       Payout Phase .................... 19

Annuity Unit .................... 22       Portfolios ...................... 23

Assumed Investment Return (AIR) . 20       Purchase Payment ................ 21

Beneficiary ..................... 19       Qualified ....................... 27

Contract ........................ 18       Tax Deferral .................... 26

Contract Owner .................. 18       Total Liquidation Value ......... 29

Fixed Payment Option ............ 18       Variable Option ................. 18

Income Date ..................... 19       VIP Unit ........................ 22

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the separate account as well as the Class 1 Portfolios.

We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES

COMMUTATION FEE*
(as a percentage of the amount taken out (liquidated))

                                CONTRACT YEAR       CHARGE
                                --------------      ------
                                      1               5%
                                      2               5%
                                      3               4%
                                      4               3%
                                      5               2%
                              6 (& thereafter)        1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge    ....................    1.25%
Administrative Expense Charge............................     .15%
                                                             -----

Total Separate Account Annual Expenses...................    1.40%


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio Administration Fees and Total Annual Expenses for each Portfolio are based on a percentage of that Portfolio's average net assets for the most recent fiscal year. See the prospectus for Franklin Valuemark Funds for more information.


                                             MANAGEMENT                      TOTAL
                                             AND PORTFOLIO        OTHER      ANNUAL
                                          ADMINISTRATION FEES1   EXPENSES   EXPENSES
------------------------------------------------------------------------------------
Capital Growth Fund ......................         .75%           .02%        .77%
------------------------------------------------------------------------------------
Global Utilities Securities Fund..........         .47%           .03%        .50%
------------------------------------------------------------------------------------
Growth and Income Fund ...................         .47%           .02%        .49%
------------------------------------------------------------------------------------
High Income Fund .........................         .50%           .03%        .53%
------------------------------------------------------------------------------------
Income Securities Fund ...................         .47%           .02%        .49%
------------------------------------------------------------------------------------
Money Market Fund ........................         .51%           .02%        .53%
------------------------------------------------------------------------------------
Mutual Discovery Securities Fund .........         .95%           .05%       1.00%
------------------------------------------------------------------------------------
Mutual Shares Securities Fund ............         .74%           .03%        .77%
------------------------------------------------------------------------------------
Real Estate Securities Fund ..............         .52%           .02%        .54%
------------------------------------------------------------------------------------
Rising Dividends Fund ....................         .70%           .02%        .72%
------------------------------------------------------------------------------------
Small Cap Fund ...........................         .75%           .02%        .77%
------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund .        1.25%           .16%       1.41%
------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund ...         .80%           .04%        .84%
------------------------------------------------------------------------------------
Templeton Global Growth Fund .............         .83%           .05%        .88%
------------------------------------------------------------------------------------
Templeton International Equity Fund ......         .80%           .08%        .88%
------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund..  1.00%           .10%       1.10%
------------------------------------------------------------------------------------
Templeton Pacific Growth Fund ............         .99%           .11%       1.10%
------------------------------------------------------------------------------------
Value Securities Fund2....................         .75%           .08%        .83%
------------------------------------------------------------------------------------

1 The Portfolio Administration Fee is a direct expense for the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund and the Value Securities Fund. Other Portfolios pay for similar services indirectly through the Management Fee. See the Franklin Valuemark Funds prospectus for further information regarding these fees.
2 The Value Securities Fund commenced operations May 1, 1998. The expenses shown for this Portfolio are therefore estimated for 1999.


EXAMPLES

- The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

- The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed
     Investment Return.

-    For   additional  information,  see Section 5 - "Expenses" and the Franklin
     Valuemark Funds prospectus.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                               1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                               -------------------------------------
Capital Growth Fund                             $67        $88       $99      $140
Global Utilities Securities Fund                $64        $81       $89      $124
Growth and Income Fund                          $64        $81       $89      $124
High Income Fund                                $65        $82       $90      $126
Income Securities Fund                          $64        $81       $89      $124
Money Market Fund                               $65        $82       $90      $126
Mutual Discovery Securities Fund                $69        $93      $108      $153
Mutual Shares Securities Fund                   $67        $88       $99      $140
Real Estate Securities Fund                     $65        $82       $91      $126
Rising Dividends Fund                           $66        $87       $97      $137
Small Cap Fund                                  $67        $88       $99      $140
Templeton Developing Markets Equity Fund        $72       $103      $123      $175
Templeton Global Asset Allocation Fund          $67        $89      $102      $144
Templeton Global Growth Fund                    $68        $90      $103      $146
Templeton International Equity Fund             $68        $90      $103      $146
Templeton International Smaller Companies Fund  $70        $96      $111      $158
Templeton Pacific Growth Fund                   $70        $96      $111      $158
Value Securities Fund*                          $67        $89      $101      $143

*Estimated


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                1 YEAR    3 YEARS   5 YEARS  10 YEARS
                                                -------------------------------------
Capital Growth Fund                             $20        $56       $86      $136
Global Utilities Securities Fund                $18        $49       $76      $121
Growth and Income Fund                          $17        $49       $75      $120
High Income Fund                                $18        $50       $77      $122
Income Securities Fund                          $17        $49       $75      $120
Money Market Fund                               $18        $50       $77      $122
Mutual Discovery Securities Fund                $22        $61       $94      $149
Mutual Shares Securities Fund                   $20        $56       $86      $136
Real Estate Securities Fund                     $18        $50       $77      $123
Rising Dividends Fund                           $20        $54       $84      $133
Small Cap Fund                                  $20        $56       $86      $136
Templeton Developing Markets Equity Fund        $26        $72      $110      $172
Templeton Global Asset Allocation Fund          $21        $57       $88      $140
Templeton Global Growth Fund                    $21        $58       $90      $143
Templeton International Equity Fund             $21        $58       $90      $143
Templeton International Smaller Companies Fund  $23        $64       $98      $155
Templeton Pacific Growth Fund                   $23        $64       $98      $155
Value Securities Fund*                          $20        $57       $88      $140

*Estimated

See Appendix A for VIP Unit Values - Condensed Financial Information.

1. THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
   IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract with a Fixed Payment Option (Contract) offered by Preferred Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among 18 Variable Options, and depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. If you select the variable annuity portion of the Contract, your payments may go up or down based on the investment performance of the Portfolio(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Preferred Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Preferred Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.

We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

OWNERSHIP

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Preferred Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that you receive your first Annuity Payment the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Portfolios only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment);

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);

3)    the Assumed Investment Return (AIR), a benchmark you select, and

4)    the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit Value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 5% or 3% AIR. If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you chose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you chose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Preferred Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected specified period, we will continue to make Annuity Payments to the Beneficiary for the rest of the specified period. This option can only be elected as a variable payout. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

3.  PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into in the Contract. The minimum payment Preferred Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. We will not issue a Contract if either the Annuitant or the Joint Annuitant is over age 90.

This product is not designed for market timers.

ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the Money Market Fund. It will be moved to the Fixed Payment Option on the day that we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages.
Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices (which include the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time.

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we reserve the right to allocate your Purchase Payment to the Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Variable Option by:

1. determining the total amount of money invested in the particular Variable Option;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3. dividing this amount by the number of outstanding VIP Units.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units.

4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The Contract offers Variable Options, which invest in Class 1 shares of 18 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Payment Option of Preferred Life. Additional Portfolios may be available in the future.

You should read the Franklin Valuemark Funds prospectus (which is attached to this prospectus) carefully before investing.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc.(FA), Franklin Advisory Services, LLC. (FAS), Franklin Mutual Advisers, LLC. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                                  INVESTMENT
AVAILABLE PORTFOLIOS                               MANAGERS
------------------------------------------------------------

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
Money Market Fund ...........................        FA

PORTFOLIOS SEEKING INCOME
High Income Fund.............................        FA

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund.............        FA
Growth and Income Fund ......................        FA
Income Securities Fund ......................        FA
Mutual Shares Securities Fund ...............        FMA
Real Estate Securities Fund .................        FA
Rising Dividends Fund .......................        FAS
Templeton Global Asset Allocation Fund ......        TGA
Value Securities Fund .......................        FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund .........................        FA
Mutual Discovery Securities Fund ............        FMA
Small Cap Fund ..............................        FA
Templeton Developing Markets
 Equity Fund ................................        TAM
Templeton Global Growth Fund ................        TGA
Templeton International Equity Fund .........        FA
Templeton International Smaller
 Companies Fund .............................        TIC
Templeton Pacific Growth Fund ...............        FA

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Preferred Life and other variable annuity contracts offered by Preferred Life and its affiliates. Franklin Valuemark Funds does not believe that offering its shares in this manner will be disadvantageous to you.

TRANSFERS

You can transfer money among the 18 Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

We currently allow you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 12 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.

The following applies to any transfer:

1. You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS

You can make transfers by telephone. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES

We are the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

5. EXPENSES

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

- MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

- ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option after the deduction of expenses. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

                        CONTRACT YEAR                CHARGE
                        -------------                ------
                              1                        5%
                              2                        5%
                              3                        4%
                              4                        3%
                              5                        2%
                        6 (& thereafter)               1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.


INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, it is not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described above in the Fee Table and in the attached prospectus for Franklin Valuemark Funds.

6. TAXES
--------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Preferred Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

If the value of your Contract exceeds your Purchase Payment, any withdrawals will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

(1) paid on or after you reach age 59 1/2;

(2) paid after you die;

(3) paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

(5) paid as annuity payments under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the annuity payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Preferred Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and Preferred Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS - QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a) distributions made on or after the date you reach of age 59 1/2;

(b) distributions   following  your  death  or   disability  (for  this  purpose
    disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(f) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(g) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of annuity payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Preferred Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios of Franklin Valuemark Funds are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

7. ACCESS TO YOUR MONEY
------------------------------------------------------------------------------

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value.(Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Preferred Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations are not available until approved by the New York Insurance Department.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. Preferred Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Preferred Life will require you to return your Contract before we pay the entire commuted value. Currently, Annuity Option 6 is not available until approved by the New York Insurance Department.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income taxes and tax penalties may apply to any liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

8. PERFORMANCE
--------------------------------------------------------------------------------
We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a VIP Unit by dividing the increase (decrease) for that unit by the value of the VIP Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised - see the Franklin Valuemark Funds prospectus for more information. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Option invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.

9. DEATH BENEFIT
--------------------------------------------------------------------------------

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT YOUR CONTRACT AS IF WE HAD NEVER ISSUED IT. WE WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from the state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:

(1)  in respective shares to the surviving Beneficiaries;

(2) if no Beneficiary is living, payment will be made in respective shares to any surviving contingent Beneficiaries;

(3) if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.


10. OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the State of New York. Preferred Life is authorized to do business in six states, including New York. The company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life, 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

YEAR 2000

Preferred Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. The total amounts to be expended over the next two years are not expected to have a significant effect on Preferred Life's financial position or results of operations. Preferred Life believes it has taken steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Preferred Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life and an affiliate of Preferred Life. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services. NFP compensates these entities for their services.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   Contracts.
Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment.

ADMINISTRATION

We have hired Templeton Funds Annuity Company (in California, doing business as "Templeton Funds Life & Annuity Insurance Company") (VIP Service Center) to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records. Templeton Funds Annuity Company has entered into a reinsurance agreement with us regarding certain risks under the Contracts.

FINANCIAL STATEMENTS

The consolidated financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Insurance Company................................. 2

Experts .......................................... 2

Legal Opinions ................................... 2

Distributor ...................................... 2

Calculation of Performance Data .................. 2

Federal Tax Status ............................... 5

Annuity Provisions................................ 8

Financial Statements ............................. 9


APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Preferred Life Insurance Company of New
York and the financial statements of Preferred Life Variable Account B may be found in the Statement of Additional Information (SAI).

The table below gives per VIP Unit information about the financial history of each Sub-Account from the inception of each to December 31, 1998.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the SAI.

(Number of units in Thousands)
                                               GLOBAL                                      MUTUAL
                                    CAPITAL  UTILITIES GROWTH &  HIGH    INCOME   MONEY  DISCOVERY
SUB-ACCOUNTS:                       GROWTH  SECURITIES INCOME   INCOME  SECURITIESMARKET SECURITIES
----------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period..  $13.130  $25.818  $24.551  $21.312  $25.065 $13.865 $11.983
Unit value at end of period .......  $15.574  $28.308  $26.226  $21.208  $25.122 $14.386 $11.226
Number of units outstanding
 at end of period .................    8,454   30,851   40,480   14,987   39,420  22,032   9,718
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period..  $11.254  $20.654  $19.490  $19.375  $21.708 $13.359 $10.180
Unit value at end of period .......  $13.130  $25.818  $24.551  $21.312  $25.065 $13.865 $11.983
Number of units outstanding
 at end of period .................    5,673   39,623   46,962   18,871   49,812  20,982   9,940
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period..  $10.000* $19.565  $17.310  $17.252  $19.785 $12.883$10.000*
Unit value at end of period .......  $11.254  $20.654  $19.490  $19.375  $21.708 $13.359 $10.180
Number of units outstanding
 at end of period .................    3,722   53,086   50,027   20,736   57,504  28,060   1,471
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period..       NA  $15.104  $13.215  $14.608  $16.392 $12.354      NA
Unit value at end of period .......       NA  $19.565  $17.310  $17.252  $19.785 $12.883      NA
Number of units outstanding
 at end of period .................       NA   66,669   46,893   18,756   59,309  31,040      NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period..       NA  $17.319  $13.677  $15.155  $17.734 $12.066      NA
Unit value at end of period .......       NA  $15.104  $13.215  $14.608  $16.392 $12.354      NA
Number of units outstanding
 at end of period .................       NA   70,082   35,695   15,679   56,569  39,437      NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period..       NA  $15.889  $12.574  $13.278  $15.163 $11.932      NA
Unit value at end of period .......       NA  $17.319  $13.677  $15.155  $17.734 $12.066      NA
Number of units outstanding
 at end of period .................       NA   84,217   24,719   11,787   38,967  10,247      NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period..       NA  $14.821  $11.949  $11.583  $13.580 $11.742      NA
Unit value at end of period .......       NA  $15.889  $12.574  $13.278  $15.163 $11.932      NA
Number of units outstanding
 at end of period .................       NA   39,387   17,144    4,780   11,397   6,951      NA
PERIOD FROM INCEPTION*
 TO DEC. 31, 1991
Unit value at beginning of period..       NA  $12.062  $ 9.803   $9.026   $9.842 $11.288      NA
Unit value at end of period .......       NA  $14.821  $11.949  $11.583  $13.580 $11.742      NA
Number of units outstanding
 at end of period .................       NA   16,188    9,671     1,923   4,472   5,682       NA



(Number of units in Thousands)
                                                                         TEMPLETON  TEMPLETON
                                      MUTUAL                             DEVELOPING  GLOBAL       TEMPLETON
                                     SHARES   REAL ESTATE RISING   SMALL  MARKETS     ASSET        GLOBAL
SUB-ACCOUNTS:                      SECURITIES SECURITIES DIVIDENDS  CAP    EQUITY  ALLOCATION      GROWTH
------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period..  $11.993  $28.169   $20.074   $14.952 $10.340   $13.786        $15.176
Unit value at end of period .......  $11.837  $23.107   $21.165   $14.600 $ 7.993   $13.589        $16.309
Number of units outstanding
 at end of period                     18,133    9,639    27,683    14,856  15,989     4,056         34,226
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period .  $10.330  $23.668   $15.303   $12.913 $11.487   $12.514        $13.560
Unit value at end of period .......  $11.993  $28.169   $20.074   $14.952 $10.340   $13.786        $15.176
Number of units outstanding
 at end of period .................   18,744   13,445    33,250    16,924  23,007     5,229         41,432
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period .  $10.000* $18.073   $12.498   $10.146 $ 9.582   $10.591        $11.339
Unit value at end of period .......  $10.330  $23.668   $15.303   $12.913 $11.487   $12.514        $13.560
Number of units outstanding
 at end of period .................    2,613   12,757    35,569    12,784  22,423     4,104         40,327
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period .       NA  $15.594    $ 9.769  $10.000*$ 9.454   $10.000*       $10.201
Unit value at end of period .......       NA  $18.073   $12.498   $10.146 $ 9.582   $10.591        $11.339
Number of units outstanding
 at end of period .................       NA   10,998    33,789     1,302  15,618     1,338         28,309
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period .       NA  $15.369   $10.327       NA  $10.000*       NA        $10.000*
Unit value at end of period .......       NA  $15.594    $9.769       NA  $ 9.454        NA        $10.201
Number of units outstanding
 at end of period .................       NA   11,645    28,778       NA    9,774        NA         14,637
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period .       NA  $13.095   $10.848       NA       NA        NA             NA
Unit value at end of period .......       NA  $15.369   $10.327       NA       NA        NA             NA
Number of units outstanding
 at end of period .................       NA    5,589    26,256       NA       NA        NA             NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period ..      NA  $11.848   $10.000*      NA       NA        NA             NA
Unit value at end of period ........      NA  $13.095   $10.848       NA       NA        NA             NA
Number of units outstanding
 at end of period ..................      NA    1,052     8,388       NA       NA        NA             NA
PERIOD FROM INCEPTION*
  TO DEC. 31, 1991
Unit value at beginning of period ..      NA  $ 9.000        NA       NA       NA        NA             NA
Unit value at end of period ........      NA  $11.848        NA       NA       NA        NA             NA
Number of units outstanding
 at end of period ..................      NA      394        NA       NA       NA        NA             NA



(Number of units in Thousands)
                                                    TEMPLETON
                                    TEMPLETON     INTERNATIONAL          TEMPLETON
                                   INTERNATIONAL      SMALLER             PACIFIC        VALUE
SUB-ACCOUNTS:                        EQUITY            COS                GROWTH       SECURITIES
---------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period..  $17.711          $10.825             $ 9.431         $10.000*
Unit value at end of period .......  $18.437          $ 9.364             $ 8.078          $7.717
Number of units outstanding
 at end of period                     44,256            1,533              10,669             719
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period .  $16.081          $11.145             $14.932              NA
Unit value at end of period .......  $17.711          $10.825             $ 9.431              NA
Number of units outstanding
 at end of period .................   58,179            1,998              15,833              NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period .  $13.263          $10.000*            $13.630              NA
Unit value at end of period .......  $16.081          $11.145             $14.932              NA
Number of units outstanding
 at end of period .................   64,375            1,388              22,061              NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period .  $12.161               NA             $12.802              NA
Unit value at end of period .......  $13.263               NA             $13.630              NA
Number of units outstanding
 at end of period .................   59,883               NA              22,483              NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period .  $12.226               NA             $14.233              NA
Unit value at end of period .......  $12.161               NA             $12.802              NA
Number of units outstanding
 at end of period .................   60,464               NA              27,231              NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period .. $ 9.642               NA             $ 9.761                            NA
Unit value at end of period ........ $12.226               NA             $14.233              NA
Number of units outstanding
 at end of period ..................  24,026               NA              14,240              NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period .. $10.000*              NA             $10.000*             NA
Unit value at end of period ........ $ 9.642               NA             $ 9.761              NA
Number of units outstanding
 at end of period ..................   1,329               NA                 534              NA
PERIOD FROM INCEPTION*
  TO DEC. 31, 1991
Unit value at beginning of period ..      NA               NA                  NA              NA
Unit value at end of period ........      NA               NA                  NA              NA
Number of units outstanding
 at end of period ..................      NA               NA                  NA              NA

*Unit Value at inception was $10.00.

The VIP Unit Value at inception was $10.00 for each Sub-Account. Inception was 9/6/91 for the Global Utilities Securities, Growth and Income, High Income,
Income Securities, Money Market, and Real Estate Securities Sub-Accounts; 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 4/25/94 for the Templeton Developing Markets
Equity, and Templeton Global Growth Sub-Accounts; 8/4/95 for the Templeton Global Asset Allocation Sub-Account; 6/10/96 for the Capital Growth, Small Cap, and Templeton International Smaller Companies Sub-Accounts; 12/2/96 for the Mutual Discovery Securities, and Mutual Shares Securities Sub-Accounts; and 8/17/98 for the Value Securities Sub-Account.

--------------------------------------------------------------------------------
APPENDIX B

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. Preferred Life does not guarantee that the Contract will earn these returns for any one-year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are two illustrations. The first is based on a 3% AIR, and the second is based on a 5% AIR.

The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.79% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.16%, 3.71% and 9.58%, respectively.


                       VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:              John Doe               ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:          1/1/1930               EFFECTIVE DATE:              12/1/1999
ANNUITY INCOME OPTION:  Single Life Annuity    FIRST ANNUITY INCOME DATE:   1/1/2000
PREMIUM TAX:            0%                     FREQUENCY OF ANNUITY INCOME: Monthly
                                               ASSUMED INVESTMENT RETURN:   3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Portfolio(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed.
The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).

                                             MONTHLY ANNUITY PAYMENTS
                          Annual rate of return before expenses:     0%     6%     12%
Annuity Income Date  Age  Annual rate of return after expenses:  -2.16%  3.71%   9.58%
-------------------  ---  -------------------------------------- ------  -----   -----

January 1, 2000       70                                           $622   $625   $ 628
January 1, 2001       71                                            591    629     668
January 1, 2002       72                                            561    634     711
January 1, 2003       73                                            533    638     756
January 1, 2004       74                                            506    642     805
January 1, 2009       79                                            391    665   1,097
January 1, 2014       84                                            303    688   1,494
January 1, 2019       89                                            234    712   2,037
January 1, 2024       94                                            181    737   2,776


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.16%               3.71%               9.58%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

    1               $ 622               $ 625               $ 628
    2                 591                 629                 668
    3                 561                 634                 711
    4                 533                 638                 756
    5                 506                 642                 805
    6                 481                 647                 856
    7                 457                 651                 911
    8                 434                 656                 969
    9                 412                 660               1,031
   10                 391                 665               1,097
   11                 372                 669               1,167
   12                 353                 674               1,241
   13                 336                 679               1,320
   14                 319                 683               1,405
   15                 303                 688               1,494
   16                 288                 693               1,590
   17                 273                 697               1,691
   18                 259                 702               1,799
   19                 246                 707               1,914
   20                 234                 712               2,037
   21                 222                 717               2,167
   22                 211                 722               2,305
   23                 201                 727               2,452
   24                 191                 732               2,609
   25                 181                 737               2,776


                       VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:             John Doe                ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:         1/1/1930                EFFECTIVE DATE:              12/1/1999
ANNUITY INCOME OPTION: Single Life Annuity     FIRST ANNUITY INCOME DATE:   1/1/2000
PREMIUM TAX:           0%                      FREQUENCY OF ANNUITY INCOME: Monthly
                                               ASSUMED INVESTMENT RETURN:   5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment performance of the Portfolio(s) you choose. The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed.
The amounts shown are based on a 5% AIR. Income will remain constant at $742 per month when the net rate of return after expenses is 5% (annually).

                                             MONTHLY ANNUITY PAYMENTS
                          Annual rate of return before expenses:     0%     6%    12%
Annuity Income Date Age   Annual rate of return after expenses:  -2.16%  3.71%  9.58%
------------------- ---   -------------------------------------- ------  -----  -----
January 1, 2000      70                                           $738   $741   $ 745
January 1, 2001      71                                            687    732     778
January 1, 2002      72                                            640    723     811
January 1, 2003      73                                            597    714     847
January 1, 2004      74                                            556    706     884
January 1, 2009      79                                            391    663   1,094
January 1, 2014      84                                            274    623   1,354
January 1, 2019      89                                            193    586   1,676
January 1, 2024      94                                            135    551   2,075


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.16%               3.71%               9.58%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 738               $ 741               $ 745
    2                 687                 732                 778
    3                 640                 723                 811
    4                 597                 714                 847
    5                 556                 706                 884
    6                 518                 697                 922
    7                 483                 688                 962
    8                 450                 680               1,004
    9                 419                 671               1,048
   10                 391                 663               1,094
   11                 364                 655               1,142
   12                 339                 647               1,191
   13                 316                 639               1,243
   14                 294                 631               1,298
   15                 274                 623               1,354
   16                 256                 616               1,413
   17                 238                 608               1,475
   18                 222                 601               1,539
   19                 207                 593               1,606
   20                 193                 586               1,676
   21                 180                 579               1,749
   22                 167                 572               1,826
   23                 156                 565               1,905
   24                 145                 558               1,988
   25                 135                 551               2,075

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       And
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                  MAY 17, 1999



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019.(800)542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 17, 1999 AND AS MAY BE AMENDED FROM TIME TO TIME.






TABLE OF CONTENTS
-------------------------------------------------------
CONTENTS                                          PAGE

Company
Experts
Legal Opinions
Distributor
Calculation of Performance Data
Federal Tax Status
Annuity Provisions
Financial Statements

COMPANY
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

EXPERTS
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1998, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

LEGAL OPINIONS
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC,  an  affiliate  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.


CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN

From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements and personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Sub-Account over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                      P(1+T)n = ERV

where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

YIELD

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/98, the Money Market Sub-Account had a current yield of 3.38% and an effective yield of 3.44%.

Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                       ---
                                       cd

where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of  reimbursements, if applicable);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum  offering price per VIP Unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).


PERFORMANCE RANKING

Total return information for the Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used.


PERFORMANCE INFORMATION

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Contract Sub-Account's value over the period.

The Portfolios of Franklin Valuemark Funds have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects VIP Unit values, the following performance information was developed. The inception dates of the Portfolios pre-date the inception dates of the corresponding Sub-Accounts of the Separate Account. For periods starting prior to the date the Sub-Accounts invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN (reflects all charges and deductions)
Average Annual Total Return for the periods ended December 31, 1998

                                                                        PORTFOLIO
                                                                        INCEPTION      ONE        FIVE         SINCE
SUB-ACCOUNT                                                                DATE        YEAR       YEARS      INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Capital Growth                                                             5/1/96       18.62%         NA      18.06%
Global Utilities Securities                                               1/24/89        9.64%     10.33%      11.04%
Growth and Income                                                         1/24/89        6.83%     13.91%      10.19%
High Income                                                               1/24/89       -0.48%      6.95%       7.86%
Income Securities                                                         1/24/89        0.23%      7.21%       9.71%
Money Market1                                                             1/24/89        3.76%      3.68%       3.73%
Mutual Discovery Securities                                               11/8/96       -6.32%         NA       5.54%
Mutual Shares Securities                                                  11/8/96       -1.30%         NA       8.18%
Real Estate Securities                                                    1/24/89      -17.97%      8.50%       8.79%
Rising Dividends                                                          1/27/92        5.44%     15.43%      11.42%
Small Cap                                                                 11/1/95       -2.36%         NA      12.69%
Templeton Developing Markets Equity                                       3/15/94      -22.70%         NA      -4.56%
Templeton Global Asset Allocation                                          5/1/95       -1.43%         NA       8.71%
Templeton Global Growth                                                   3/15/94        7.46%         NA      10.73%
Templeton International Equity                                            1/27/92        4.09%      8.56%       9.23%
Templeton International Smaller Companies                                  5/1/96        5.59%         NA      -2.43%
Templeton Pacific Growth                                                  1/27/92      -14.34%    -10.71%      -3.03%
Value Securities                                                           5/1/98           NA         NA      12.70%

1. Calculated with waiver of fees



NON-STANDARDIZED TOTAL RETURN (reflects mortality and expense risk charge, administrative expense charge and Portfolio operating expenses)
Total Return for the periods ended December 31, 1998

                                                         ANNUAL TOTAL RETURN              CUMULATIVE TOTAL RETURN
                                    PORTFOLIO  --------------------------------------   -----------------------------
                                    INCEPTION    ONE      THREE     FIVE      SINCE     THREE      FIVE       SINCE
SUB-ACCOUNT                           DATE      YEAR      YEARS     YEARS   INCEPTION   YEARS      YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------------
Capital Growth                        5/1/96     18.62%       NA        NA    18.06%         NA        NA     55.74%
Global Utilities Securities          1/24/89      9.64%   13.10%    10.33%    11.04%     44.69%    63.45%    183.08%
Growth and Income                    1/24/89      6.83%   14.86%    13.91%    10.19%     51.51%    91.76%    162.26%
High Income                          1/24/89     -0.48%    7.13%     6.95%     7.86%     22.93%    39.94%    112.08%
Income Securities                    1/24/89      0.23%    8.29%     7.21%     9.71%     26.97%    41.66%    151.22%
Money Market1                        1/24/89      3.76%    3.74%     3.58%     3.73%     11.66%    19.23%     43.86%
Mutual Discovery Securities          11/8/96     -6.32%       NA        NA     5.54%         NA        NA     12.26%
Mutual Shares Securities             11/8/96     -1.30%       NA        NA     8.18%         NA        NA     18.37%
Real Estate Securities               1/24/89    -17.97%    8.54%     8.50%     8.79%     27.85%    50.35%    131.07%
Rising Dividends                     1/27/92      5.44%   19.20%    15.43%    11.42%     69.35%   104.95%    111.65%
Small Cap                            11/1/95     -2.36%   12.90%        NA    12.69%     43.89%        NA     46.00%
Templeton Developing
 Markets Equity                      3/15/94    -22.70%   -5.87%        NA    -4.56%    -16.58%        NA    -20.07%
Templeton Global
 Asset Allocation                     5/1/95     -1.43%    8.66%        NA     8.71%     28.30%        NA     35.89%
Templeton Global Growth              3/15/94      7.46%   12.88%        NA    10.73%     43.83%        NA     63.09%
Templeton
 International Equity                1/27/92      4.09%   11.60%     8.56%     9.23%     39.01%    50.80%     84.37%
Templeton International
 Smaller Companies                    5/1/96      5.59%       NA        NA    -2.43%         NA        NA     -6.36%
Templeton Pacific Growth             1/27/92    -14.34%  -16.00%   -10.71%    -3.03%    -40.73%   -43.24%    -19.22%
Value Securities                      5/1/98         NA       NA        NA    12.70%         NA        NA      7.26%

1. Calculated with waiver of fees

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.


ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Sub-Accounts, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected.

For annuity payments, the portion of a payment includable in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the investment managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts.

IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee V. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account. Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Unisex Annuity Tables are utilized by the Company. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Annuity Calculation Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.


2. For each Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent annuity payment date. This result is the dollar amount of the payment for each Sub-Account.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments.

FIXED ANNUITY PAYOUT

Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1998 included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.


                                                                 VIPNY SAI 05/99














                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       OF
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                              Financial Statements

                               December 31, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors'Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1998
(In thousands)

                                                              Global     Global
                                                  Capital     Health    Utilities  Growth and   High      Income    Money
                                                 Growth Care Securities Securities  Income     Income   Securities Market
                                                  Fund        Fund        Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 1,001 shares, cost $13,477 $16,095        -          -          -          -          -        -
  Global Health Care Securities Fund, 34 shares,
 cost $334                                            -        369          -          -          -          -        -
  Global Utilities Securities Fund, 3,940 shares,
 cost $65,886                                         -          -      80,540         -          -          -        -
  Growth and Income Fund, 5,546 shares, cost $89,867  -          -          -      112,922        -          -        -
  High Income Fund, 2,886 shares, cost $38,946        -          -          -          -       38,329        -        -
  Income Securities Fund, 4,865 shares, cost $75,590  -          -          -          -          -       82,322      -
  Money Market Fund, 31,357 shares, cost $31,357      -          -          -          -          -          -     31,357
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                16,095        369    80,540    112,922    38,329     82,322    31,357
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          1         5          6         4          5         3
 Accrued mortality and expense risk charges -
 Valuemark IV                                          1          -         -          1         1          1         -
 Accrued administrative charges - Valuemark II         -          -         1          1         -          -         -
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          1         6          8         5          6         3
      Net assets                                 $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  15,825        275    80,480    112,466    37,806     81,970    31,188
 Contracts in accumulation period - Valuemark IV     267         93        54        448       518        346       166
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $16,092        368    80,534    112,914    38,324     82,316    31,354
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources  Real Estate   Rising    Small  Developing
                                               Securities Securities Securities  Securities   Dividends   Cap    Markets
                                                  Fund       Fund       Fund        Fund        Fund      Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Discovery Securities Fund, 1,137 shares,
 cost $13,382                                    $12,836          -         -          -         -          -         -
  Mutual Shares Securities Fund, 2,278 shares,
 cost $26,446                                          -     27,241         -          -         -          -         -
  Natural Resources Securities Fund, 429 shares,
 cost $5,793                                           -          -     3,596          -         -          -         -
  Real Estate Securities Fund, 822 shares, cost $15,127-          -         -     16,377         -          -         -
  Rising Dividends Fund, 3,731 shares, cost $50,084    -          -         -          -     67,575         -         -
  Small Cap Fund, 1,086 shares, cost $15,229           -          -         -          -         -     14,905         -
  Templeton Developing Markets Equity Fund, 873 shares,
 cost $9,097                                           -          -         -          -         -          -     6,031
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                12,836     27,241     3,596     16,377    67,575     14,905     6,031
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          3          3         3          2         5          3         2
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          1         -          -         1          -         -
 Accrued administrative charges - Valuemark II         1          1         1          -         -          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                4          5         4          2         6          3         3
      Net assets                                 $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II  12,646     26,789     3,536     16,340    67,223     14,771     5,983
 Contracts in accumulation period - Valuemark IV     186        447        56         35        346       131        45
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity              $12,832     27,236     3,592     16,375    67,569     14,902     6,028
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                                                 Templeton
                                                Templeton  Templeton  Templeton    Templeton   International Templeton   U.S.
                                              Global Asset  Global  Global Income International   Smaller     Pacific  Government
                                               Allocation   Growth   Securities    Equity        Companies    Growth   Securities
                                                  Fund       Fund       Fund        Fund           Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund, 342 shares,
 cost $4,212                                      $4,336          -         -          -             -          -         -
  Templeton Global Growth Fund, 2,484 shares,
 cost $31,808                                          -     36,691         -          -             -          -         -
  Templeton Global Income Securities Fund, 1,099 shares,
 cost $14,080                                          -          -    14,143          -             -          -         -
  Templeton International Equity Fund, 3,500 shares,
 cost $48,667                                          -          -         -     54,325             -          -         -
  Templeton International Smaller Companies Fund,
 120 shares, cost $1,352                               -          -         -          -         1,102          -         -
  Templeton Pacific Growth Fund, 890 shares,
 cost $11,717                                          -          -         -          -             -      6,682         -
  U.S. Government Securities Fund, 5,222 shares,
 cost $69,881                                          -          -         -          -             -          -    72,532
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                 4,336     36,691    14,143     54,325         1,102      6,682    72,532
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II                                          2          4         4          4             2          3         5
 Accrued mortality and expense risk charges -
 Valuemark IV                                          -          -         -          -             -          -         1
 Accrued administrative charges - Valuemark II         1          1         -          1             1          -         1
 Accrued administrative charges - Valuemark IV         -          -         -          -             -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                3          5         4          5             3          3         7
      Net assets                                  $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II   4,317     36,512    14,094     54,177         1,065      6,633    71,990
 Contracts in accumulation period - Valuemark IV      16        174        45        143            34         46       535
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity               $4,333     36,686    14,139     54,320         1,099      6,679    72,525
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                         Value      Zero       Zero        Zero      Total
                                                                       Securities  Coupon     Coupon      Coupon      All
                                                                         Fund    Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Value Securities Fund,
 40 shares, cost $296                                                    $310          -         -          -
  Zero Coupon Fund - 2000
 1,013 shares, cost $14,656                                                 -     14,995         -          -
  Zero Coupon Fund - 2005
 496 shares, cost $7,791                                                    -          -     8,792          -
  Zero Coupon Fund - 2010
 403 shares, cost $6,654                                                    -          -         -      7,684
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        310     14,995     8,792      7,684   732,087
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                  -          3         3          3        80
 Accrued mortality and expense risk charges - Valuemark IV                  -          -         -          -         7
 Accrued administrative charges - Valuemark II                              -          -         -          -        11
 Accrued administrative charges - Valuemark IV                              -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                     -          3         3          3        98
      Net assets                                                         $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                          143     14,941     8,739      7,588   727,497
 Contracts in accumulation period - Valuemark IV                          167         51        50         93     4,492
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                                      $310     14,992     8,789      7,681   731,989
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1998
(In thousands)

                                                             Global     Global
                                                 Capital     Health    Utilities Growth and    High      Income    Money
                                                Growth Care Securities Securities  Income     Income   Securities  Market
                                                  Fund        Fund       Fund       Fund       Fund       Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $  44          -     3,509      3,838     3,948        7,201     1,556
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II  150          -     1,091      1,490       546        1,156       383
 Mortality and expense risk charges - Valuemark IV    1          -         -          1         1            1         -
 Administrative charges - Valuemark II               18          -       131        179        65          139        46
 Administrative charges - Valuemark IV                -          -         -          -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                169          -     1,222      1,670       612        1,296       429
      Investment income (loss), net                (125)         -     2,287      2,168     3,336        5,905     1,127
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual       -          -     5,116      9,029       234        1,701         -
  funds
  Realized gains (losses) on sales of investments,  287          1     3,967      4,620        80        2,113         -
  net
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net         287          1     9,083     13,649       314        3,814         -
Net change in unrealized appreciation
 (depreciation) on investments                    1,864         35    (3,678)    (8,207)   (3,777)      (9,694)        -
 Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net  2,151         36     5,405      5,442    (3,463)      (5,880)        -
Net increase (decrease) in net assets from       $2,026         36     7,692      7,610      (127)          25     1,127
operations

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                  Templeton
                                                Discovery   Shares    Resources Real Estate  Rising     Small  Developing
                                               Securities Securities Securities Securities  Dividends    Cap    Markets
                                                  Fund       Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $  193        308        67        915       775         10       274
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II    175       348         56       273        881       187        101
 Mortality and expense risk charges - Valuemark IV     -         1          -         -          1         -          -
 Administrative charges - Valuemark II                 21         42         7         33       106         22        12
 Administrative charges - Valuemark IV                 -          -         -          -         -          -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  196        391        63        306       988        209       113
      Investment income (loss), net                   (3)       (83)        4        609      (213)      (199)      161
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  180       269          -       567      9,498     1,273       890
 Realized gains (losses) on sales of investments, net(116)       34       (613)    1,217      3,267      (338)   (1,330)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      64       303       (613)    1,784     12,765       935      (440)
 Net change in unrealized appreciation (depreciation)
 on investments                                    (1,320)     (929)     (747)    (6,791)   (9,268)    (1,359)   (2,104)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (1,256)     (626)    (1,360)   (5,007)     3,497      (424)   (2,544)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from        ($1,259)     (709)    (1,356)   (4,398)     3,284      (623)   (2,383)
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                                               Templeton
                                                Templeton  Templeton  Templeton    Templeton International Templeton    U.S.
                                              Global Asset  Global  Global Income International Smaller     Pacific  Government
                                               Allocation   Growth   Securities     Equity     Companies    Growth   Securities
                                                  Fund       Fund       Fund         Fund        Fund        Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $187      1,026     1,178         2,014        35          364     5,565
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   65        491       199           814        18           98       985
 Mortality and expense risk charges - Valuemark IV    -          -         -             -         -            -         1
 Administrative charges - Valuemark II                8         59        24            98         2           12       118
 Administrative charges - Valuemark IV                -          -         -             -         -            -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                 73        550       223           912        20          110     1,104
      Investment income (loss), net                 114        476       955         1,102        15          254     4,461
Realized  gains  (losses)  and   unrealized
appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual      222      3,737         -         4,045        41          111         -
 funds
 Realized gains (losses) on sales of investments,   148      1,018        (2)        3,522       (74)      (3,196)      895
 net
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net   370      4,755        (2)        7,567       (33)      (3,085)      895
 Net change in unrealized appreciation (depreciation)
 on investments                                    (572)    (2,835)     (103)       (5,800)     (190)         987      (812)
      Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net   (202)     1,920      (105)        1,767      (223)      (2,098)       83
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from         ($88)     2,396       850         2,869      (208)      (1,844)    4,544
operations
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)

                                                                        Value     Zero        Zero        Zero     Total
                                                                     Securities  Coupon      Coupon      Coupon     All
                                                                        Fund   Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                       -      1,368        509         432    35,316
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                         -        221        106          94     9,928
 Mortality and expense risk charges - Valuemark IV                         -          -          -           -         7
 Administrative charges - Valuemark II                                     -         27         13          11     1,193
 Administrative charges - Valuemark IV                                     -          -          -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                       -        248        119         105    11,128
      Investment income (loss), net                                        -      1,120        390         327    24,188
Realized   gains  (losses)  and  unrealized   appreciation
(depreciation) on investments:
 Realized capital gain distributions on mutual funds                       -        219        118          60    37,310
 Realized gains (losses) on sales of investments, net                      2        283        197         475    16,457
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                          2        502        315         535    53,767
 Net change in unrealized appreciation (depreciation) on investments                 14       (584)        146        23
(55,701)
      Total realized gains (losses) and unrealized appreciation
(depreciation) on investments, net                                        16        (82)       461         558    (1,934)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                    $16      1,038        851         885    22,254
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1998 and
1997 (In thousands)
                                                            Global Health       Global Utilities
                                 Capital Growth Fund    Care Securities Fund     Securities Fund   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998       1997         1998      1997        1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($125)      (64)           -         -        2,287     3,392       2,168     2,066
  Realized gains (losses) on
 investments, net                    287        92            1         -        9,083     9,199      13,649     7,354
  Net change in unrealized
 appreciation (depreciation)
 on investments                    1,864       670           35         -       (3,678)    7,826      (8,207)   15,947
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets from operations            2,026       698           36         -        7,692    20,417       7,610    25,367
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,983     3,011            1         -        1,613     1,846       7,159    10,533
   Transfers between funds         4,392     2,196          250         -       (1,689)   (9,521)      2,872     4,602
   Surrenders and terminations    (1,877)     (237)           -         -      (22,589)  (20,611)    (26,820)  (17,705)
   Rescissions                       (17)      (33)           -         -         (109)       (4)       (167)     (126)
   Other transactions (note 2)       180         3            -         -           64       145         253        78
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark II       5,661     4,940          251         -      (22,710)  (28,145)    (16,703)   (2,618)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 206         -           77         -           44         -         347         -
   Transfers between funds            32         -            4         -           11         -          92         -
   Surrenders and terminations         -         -            -         -            -         -          (1)        -
   Rescissions                         -         -            -         -            -         -          (1)        -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
 assets resulting from contract
 transactions - Valuemark IV         238         -           81         -           55         -         437         -
Increase (decrease) in net assets  7,925     5,638          368         -      (14,963)   (7,728)     (8,656)   22,749
Net assets at beginning of year    8,167     2,529            -         -       95,497   103,225     121,570     98,821
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $16,092     8,167          368         -       80,534    95,497     112,914   121,570
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                                                       Mutual Discovery
                                  High Income Fund   Income Securities Fund    Money Market Fund        Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  3,336     2,753        5,905     5,816        1,127     1,215          (3)      (78)
  Realized gains (losses) on
 investments, net                    314     1,241        3,814     3,637            -         -          64        15
  Net change in unrealized appreciation
 (depreciation) on investments    (3,777)      (99)      (9,694)    4,604            -         -      (1,320)      771
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (127)    3,895           25    14,057        1,127     1,215      (1,259)      708
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               5,061     6,687        5,484     7,073        9,399    14,086       3,318     4,882
   Transfers between funds          (862)     (631)      (3,061)   (2,645)       6,983    (6,695)      1,746     5,667
   Surrenders and terminations   (11,159)   (6,845)     (20,428)  (16,530)     (15,831)  (11,292)     (2,175)     (427)
   Rescissions                       (67)     (120)        (109)      (78)        (392)      (53)        (57)      (29)
   Other transactions (note 2)        13        56           29        39           22       112          18        (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (7,014)     (853)     (18,085)  (12,141)         181    (3,842)      2,850    10,084
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 412         -          257         -          269         -         153         -
   Transfers between funds            91         -           94         -         (104)        -          18         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        502         -          351         -          165         -         171         -
Increase (decrease) in net assets (6,639)    3,042      (17,709)    1,916        1,473    (2,627)      1,762    10,792
Net assets at beginning of year   44,963    41,921      100,025    98,109       29,881    32,508      11,070       278
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 38,324    44,963       82,316   100,025       31,354    29,881      12,832    11,070
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                    Mutual Shares        Natural Resources
                                   Securities Fund        Securities Fund  Real Estate Securities Fund Rising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997          1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net     ($83)     (151)           4         9          609       332        (213)       19
  Realized gains (losses) on
 investments, net                    303        15         (613)     (353)       1,784     1,390      12,765     3,916
  Net change in unrealized
 appreciation (depreciation)
 on investments                     (929)    1,716         (747)   (1,172)      (6,791)    2,407      (9,268)   12,343
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (709)    1,580       (1,356)   (1,516)      (4,398)    4,129       3,284    16,278
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               6,717    11,012          685       496        1,188     2,849       7,196     7,130
   Transfers between funds         4,383     9,916         (306)     (698)      (1,790)    1,804       2,318     4,129
   Surrenders and terminations    (5,431)     (992)        (787)   (1,164)      (5,162)   (2,578)    (15,723)   (9,509)
   Rescissions                       (84)      (95)           -       (10)         (20)      (10)       (104)      (36)
   Other transactions (note 2)        84        (5)           1         2          (10)        3         230       115
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      5,669    19,836         (407)   (1,374)      (5,794)    2,068      (6,083)    1,829
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 311         -           56         -           30         -         269         -
   Transfers between funds           107         -            -         -            5         -          58         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        418         -           56         -           35         -         327         -
Increase (decrease) in net assets  5,378    21,416       (1,707)   (2,890)     (10,157)    6,197      (2,472)   18,107
Net assets at beginning of year   21,858       442        5,299     8,189       26,532    20,335      70,041    51,934
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $27,236    21,858        3,592     5,299       16,375    26,532      67,569    70,041
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                       Templeton Developing     Templeton Global          Templeton
                                   Small Cap Fund       Markets Equity Fund   Asset Allocation Fund  Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997         1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    ($199)     (113)         161       (36)         114        24         476        60
  Realized gains (losses) on
 investments, net                    935       494         (440)      412          370       132       4,755       684
  Net change in unrealized
 appreciation (depreciation)
 on investments                   (1,359)      821       (2,104)   (2,170)        (572)      293      (2,835)    2,887
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations             (623)    1,202       (2,383)   (1,794)         (88)      449       2,396     3,631
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               2,596     3,879          560     2,943          667     1,533       3,461     7,275
   Transfers between funds         1,577     4,438       (2,638)      192       (1,307)      632      (2,518)    2,733
   Surrenders and terminations    (2,847)     (814)      (1,536)   (1,291)        (791)     (504)     (6,107)   (3,295)
   Rescissions                       (25)      (48)          (5)      (25)         (13)      (18)        (56)     (128)
   Other transactions (note 2)                  91           (4)       (3)          (3)        -          (1)      (20)
45
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                      1,392     7,451       (3,622)    1,816       (1,444)    1,642      (5,240)    6,630
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 106         -           41         -           13         -          81         -
   Transfers between funds             6         -            -         -            2         -          85         -
   Surrenders and terminations        (1)        -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        111         -           41         -           15         -         166         -
Increase (decrease) in net assets    880     8,653       (5,964)       22       (1,517)    2,091      (2,678)   10,261
Net assets at beginning of year   14,022     5,369       11,992    11,970        5,850     3,759      39,364    29,103
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,902    14,022        6,028    11,992        4,333     5,850      36,686    39,364
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                  Templeton Global           Templeton          Templeton International     Templeton
                               Income Securities Fund International Equity Fund Smaller Companies Fund  Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997          1998     1997         1998     1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net   $  955     1,158       1,102        978           15       (13)        254       151
  Realized gains (losses) on
 investments, net                     (2)      111        7,567     6,035          (33)       38      (3,085)     (474)
  Net change in unrealized appreciation
 (depreciation) on investments      (103)   (1,107)      (5,800)      211         (190)     (109)        987    (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations              850       162        2,869     7,224         (208)      (84)     (1,844)   (7,738)
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments                 547     1,089        1,430     5,493          103       964         182       502
   Transfers between funds        (1,413)   (2,668)      (7,532)     (443)        (348)      577      (1,806)   (4,197)
   Surrenders and terminations    (4,077)   (3,152)     (14,571)  (10,782)        (357)     (304)     (1,677)   (2,904)
   Rescissions                       (15)       (3)         (58)      (50)           -         -          (5)      (14)
   Other transactions (note 2)        25        30           82       161            1         -          (5)       (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                     (4,933)   (4,704)     (20,649)   (5,621)        (601)    1,237      (3,311)   (6,617)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                  41         -          127         -           31         -          44         -
   Transfers between funds             4         -            8         -            2         -          (3)        -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                         -         -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                         45         -          135         -           33         -          41         -
Increase (decrease) in net assets (4,038)   (4,542)     (17,645)    1,603         (776)    1,153      (5,114)  (14,355)
Net assets at beginning of year   18,177    22,719       71,965    70,362        1,875       722      11,793    26,148
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $14,139    18,177       54,320    71,965        1,099     1,875       6,679    11,793
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                   U.S. Government              Value
                                   Securities Fund         Securities Fund   Zero Coupon Fund - 2000 Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997          1998      1997        1998      1997         1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net $  4,461     3,794            -         -        1,120     1,246         390       366
  Realized gains (losses) on
 investments, net                    895       352            2         -          502       262         315       200
  Net change in unrealized appreciation
 (depreciation) on investments      (812)    2,712           14         -         (584)     (281)        146       131
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
 assets from operations            4,544     6,858           16         -        1,038     1,227         851       697
 Contract transactions -
 Valuemark II (note 4):
   Purchase payments               3,571     5,076           21         -          345       839       1,287       767
   Transfers between funds          (301)   (6,248)         115         -         (941)   (1,349)        727      (735)
   Surrenders and terminations   (22,669)  (18,871)           -         -       (6,689)   (4,616)     (1,750)   (1,730)
   Rescissions                      (118)      (49)           -         -          (10)        -        (180)        -
   Other transactions (note 2)        31       (14)           -         -           (7)       18          31        (4)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II                    (19,486)  (20,106)         136         -       (7,302)   (5,108)        115    (1,702)
 Contract transactions -
 Valuemark IV (note 4):
   Purchase payments                 492         -          124         -           27         -          47         -
   Transfers between funds            41         -           34         -           25         -           4         -
   Surrenders and terminations         -         -            -         -            -         -           -         -
   Rescissions                        (3)        -            -         -            -         -           -         -
   Other transactions (note 2)         -         -            -         -            -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                        530         -          158         -           52         -          51         -
Increase (decrease) in net assets(14,412)  (13,248)         310         -       (6,212)   (3,881)      1,017    (1,005)
Net assets at beginning of year   86,937   100,185            -         -       21,204    25,085       7,772     8,777
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $ 72,525    86,937          310         -       14,992    21,204       8,789     7,772
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                             Zero Coupon Fund - 2010   Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                 1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                $   327       310      24,188    23,234
  Realized gains (losses) on investments, net                                      535       199      53,767    34,951
  Net change in unrealized appreciation (depreciation) on investments               23       407     (55,701)   41,393
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                        885       916      22,254    99,578
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                873       794      66,447   100,759
  Transfers between funds                                                          381    (1,056)       (768)        -
  Surrenders and terminations                                                   (1,759)     (922)   (192,812) (137,075)
  Rescissions                                                                       (7)        -      (1,618)     (929)
  Other transactions (note 2)                                                       (4)       (4)      1,106       759
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
 transactions - Valuemark II                                                      (516)   (1,188)   (127,645)  (36,486)
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                 92         -       3,697         -
  Transfers between funds                                                            -         -         616         -
  Surrenders and terminations                                                        -         -          (3)        -
  Rescissions                                                                        -         -          (4)        -
  Other transactions (note 2)                                                        -         -           -         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from contract
transactions - Valuemark IV                                                         92         -       4,306         -
Increase (decrease) in net assets                                                  461      (272)   (101,085)   63,092
Net assets at beginning of year                                                  7,220     7,492     833,074   769,982
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $ 7,681     7,220     731,989   833,074
---------------------------------------------------------------------------------------------------------------------------

                See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1998




1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general obligations of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on August 17, 1998. On May 1, 1998, the Utility Equity Fund name was changed to Global Utilities Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1998 and 1997 were $487,077and $478,510, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

     Years Since            Contingent Deferred Sales Charge
--------------------------------------------------------------------------------
       Payment               Valuemark II      Valuemark IV
--------------------------------------------------------------------------------
         0-1                      5%                6%
         1-2                      5%                6%
         2-3                      4%                6%
         3-4                      3%                5%
         4-5                      1.5%              4%
         5-6                      0%                3%
         6-7                      0%                2%
         7+                       0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $941,938 and $983,164, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1998 and 1997 were $1,945 and $4,226, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4.  CONTRACT   TRANSACTIONS   -   ACCUMULATION   UNIT  ACTIVITY  (In  thousands)
Transactions  in units for each fund for the years ended  December  31, 1998 and
1997 were as follows:
                                              Global     Global                                           Mutual    Mutual
                                    Capital Health Care Utilities  Growth and  High     Income   Money   Discovery  Shares
                                    Growth  Securities Securities    Income   Income  Securities Market Securities Securities
                                     Fund      Fund       Fund        Fund     Fund      Fund    Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996                 225          -      4,998      5,070    2,164     4,519   2,433        27       43
Contract transactions:
  Purchase payments                   241          -         86        483      330       309   1,035       428      981
  Transfers between funds             178          -       (449)       210      (44)     (119)   (487)      511      893
  Surrenders and terminations         (19)         -       (943)      (809)    (337)     (717)   (830)      (38)     (86)
  Rescissions                          (3)         -          -         (6)      (6)       (3)     (4)       (3)      (8)
  Other transactions                    -          -          7          4        3         2       8        (1)       -
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions           397          -     (1,299)      (118)     (54)     (528)   (278)      897    1,780
Accumulation units outstanding
 at December 31, 1997                 622          -      3,699      4,952    2,110     3,991   2,155       924    1,823
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                   215          -         61        281      233       219     657       261      541
  Transfers between funds             303         26        (64)       110      (37)     (125)    505       128      349
  Surrenders and terminations        (135)         -       (851)    (1,058)    (521)     (819) (1,123)     (184)    (450)
  Rescissions                          (1)         -         (4)        (6)      (3)       (4)    (28)       (4)      (6)
  Other transactions                   12          -          2         10        1         1       2         2        7
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                         394         26       (856)      (663)    (327)     (728)     13       203      441
Accumulation units outstanding
 at December 31, 1998               1,016         26      2,843      4,289    1,783     3,263   2,168     1,127    2,264
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997                   -          -         -          -        -         -       -         -        -
Contract transactions:
  Purchase payments                    15          8         2         14       21        11      19        15       29
  Transfers between funds               2          -         -          3        4         3      (7)        2        9
  Surrenders and terminations           -          -         -          -        -         -       -         -        -
  Rescissions                           -          -         -          -        -         -       -         -        -
  Other transactions                    -          -         -          -        -         -       -         -        -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation
 units resulting from contract
 transactions                          17          8         2         17       25        14      12        17       38
Accumulation units outstanding
 at December 31, 1998                  17          8         2         17       25        14      12        17       38
---------------------------------------------------------------------------------------------------------------------------


                               Natural    Real                     Templeton     Templeton  Templeton  Templeton    Templeton
                              Resources  Estate    Rising   Small  Developing   Global Asset Global  Global Income International
                             Securities Securities Dividends Cap  Markets Equity Allocation  Growth   Securities      Equity
                                Fund     Fund       Fund    Fund      Fund        Fund        Fund       Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding
 at December 31, 1996             566      859    3,394      416     1,042        300        2,146        1,354      4,375
Contract transactions:
  Purchase payments                37      114      399      275       231        114          489           65        313
  Transfers between funds         (58)      72      225      310        (9)        48          184         (160)       (23)
  Surrenders and terminations     (86)    (103)    (533)     (59)     (102)       (37)        (219)        (189)      (608)
  Rescissions                      (1)       -       (2)      (4)       (2)        (1)          (9)           -         (3)
  Other transactions                -        -        6        -         -          -            3            2          9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions               (108)      83       95       522        118          124          448       (282)
(312)
Accumulation units outstanding
 at December 31, 1997             458      942    3,489      938     1,160        424        2,594        1,072      4,063
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                66       44      345      171        59         47          213           32         76
  Transfers between funds         (33)     (73)     103       96      (295)       (94)        (177)         (82)      (429)
  Surrenders and terminations              (76)    (204)    (767)     (198)      (174)         (58)        (387)      (235)
(773)
  Rescissions                       -       (1)      (5)      (2)       (1)        (1)          (3)          (1)        (3)
  Other transactions                -        -       11        7         -          -           (1)           1          4
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
 accumulation units resulting
 from contract transactions                (43)    (234)    (313)       74       (411)        (106)        (355)      (285)
(1,125)
Accumulation units outstanding
 at December 31, 1998             415      708    3,176    1,012       749        318        2,239          787      2,938
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding
 at December 31, 1997               -        -        -        -         -          -           -            -          -
Contract transactions:
  Purchase payments                 7        1       14        9         5          1           5            2          8
  Transfers between funds           -        -        3        -         -          -           5            -          -
  Surrenders and terminations       -        -        -        -         -          -           -            -          -
  Rescissions                       -        -        -        -         -          -           -            -          -
  Other transactions                -        -        -        -         -          -           -            -          -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 accumulation units resulting
 from contract transactions         7        1       17        9         5          1          10            2          8
Accumulation units outstanding
 at December 31, 1998               7        1       17        9         5          1          10            2          8
---------------------------------------------------------------------------------------------------------------------------


                                                Templeton
                                              International Templeton    U.S.                Zero    Zero    Zero
                                                 Smaller     Pacific  Government   Value    Coupon  Coupon  Coupon   Total
                                                Companies    Growth   Securities Securities Fund -  Fund -  Fund -    All
                                                  Fund        Fund       Fund      Fund      2000    2005    2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II
Accumulation units outstanding at December 31,     65        1,751      6,017        -      1,358     428     348  43,898
1996
Contract transactions:
  Purchase payments                                84           37        297        -         44      36      34   6,462
  Transfers between funds                          50         (324)      (370)       -        (72)    (37)    (49)    480
  Surrenders and terminations                     (26)        (212)    (1,096)       -       (244)    (82)    (41) (7,416)
  Rescissions                                       -           (1)        (3)       -          -       -       -     (59)
  Other transactions                                -            -         (1)       -          1       -       -      43
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             108         (500)    (1,173)       -       (271)    (83)    (56)   (490)
Accumulation units outstanding at December 31,    173        1,251      4,844        -      1,087     345     292  43,408
1997
---------------------------------------------------------------------------------------------------------------------------
Contract transactions:
  Purchase payments                                 9           21        194        3         17      55      34   3,854
  Transfers between funds                         (35)        (232)       (20)      16        (47)     30      13     (64)
  Surrenders and terminations                     (33)        (217)    (1,227)       -       (334)    (74)    (67) (9,965)
  Rescissions                                       -           (1)        (6)       -          -      (8)      -     (88)
  Other transactions                                -           (1)         2        -          -        1      -      61
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions             (59)        (430)    (1,057)      19       (364)       4    (20) (6,202)
Accumulation units outstanding at December 31,    114          821      3,787       19        723      349    272  37,206
1998
---------------------------------------------------------------------------------------------------------------------------
Valuemark IV
Accumulation units outstanding at December 31,      -             -          -       -          -        -      -       -
1997
Contract transactions:
  Purchase payments                                 3             6         26      17          1        2      3     244
  Transfers between funds                           -             -          2       5          1        -      -      32
  Surrenders and terminations                       -             -          -       -          -        -      -       -
  Rescissions                                       -             -          -       -          -        -      -       -
  Other transactions                                -             -          -       -          -        -      -       -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units
 resulting from contract transactions               3             6         28      22          2        2      3     276
Accumulation units outstanding at December 31, 1998 3             6         28      22          2        2      3     276

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value  (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
December 31,
 1998                  1,016        $15.574    $15,825           2.17%             17         $15.537         $267         2.26%
 1997                    622         13.130      8,167           2.17               -              -            -            -
 19961                   225         11.254      2,529           2.17+              -              -            -            -

Global Health Care Securities Fund
December 31,
 19982                    26         10.610        275           2.24+              8         10.604           93          2.33+

Global Utilities Securities Fund
December 31,
 1998                  2,843         28.308     80,480           1.90               2         28.082           54          1.99
 1997                  3,699         25.818     95,497           1.90               -             -             -            -
 1996                  4,998         20.654    103,225           1.90               -             -             -            -
 1995                  5,916         19.555    115,743           1.90               -             -             -            -
 1994                  6,317         15.104     35,415           1.92               -             -             -            -

Growth and Income Fund
December 31,
 1998                  4,289         26.226    112,466           1.89              17         25.993          448          1.98
 1997                  4,952         24.551    121,570           1.89               -             -             -            -
 1996                  5,070         19.490     98,821           1.90               -             -             -            -
 1995                  4,347         17.310     75,240           1.92               -             -             -            -
 1994                  3,452         13.215     45,616           1.94               -             -             -            -

High Income Fund
December 31,
 1998                  1,783         21.208     37,806           1.93              25         21.020          518          2.02
 1997                  2,110         21.312     44,963           1.93               -             -             -            -
 1996                  2,164         19.375     41,921           1.94               -             -             -            -
 1995                  2,076         17.252     35,808           1.96               -             -             -            -
 1994                  1,710         14.608     24,984           2.00               -             -             -            -

Income Securities Fund
December 31,
 1998                  3,263         25.122     81,970           1.89              14         24.898          346          1.98
 1997                  3,991         25.065    100,025           1.90               -             -             -            -
 1996                  4,519         21.708     98,109           1.90               -             -             -            -
 1995                  4,567         19.785     90,364           1.91               -             -             -            -
 1994                  4,416         16.392     72,389           1.94               -             -             -            -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                             Ratio of Expenses  Accumulation                        Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*     (in thousands)   Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1998                  2,168        $14.386    $31,188           1.85%             12        $14.260         $166          1.94%
 1997                  2,155         13.865     29,881           1.85               -          -                -            -
 1996                  2,433         13.359     32,508           1.83               -          -                -            -
 1995                  2,218         12.883     28,571           1.80               -          -                -            -
 1994                  2,487         12.354     30,730           1.86               -          -                -            -

Mutual Discovery Securities Fund
December 31,
 1998                  1,127         11.226     12,646           2.40              17         11.205          186          2.49
 1997                    924         11.983     11,070           2.46               -          -                -            -
 19963                    27         10.180        278           2.77+              -          -                -            -

Mutual Shares Securities Fund
December 31,
 1998                  2,264         11.837     26,789           2.17              38         11.814          447          2.26
 1997                  1,823         11.993     21,858           2.20               -          -                -            -
 19963                    43         10.330        442           2.40+              -          -                -            -

Natural Resources Securities Fund
December 31,
 1998                    415          8.505      3,536           2.04               7          8.430           56         2.13
 1997                    458         11.559      5,299           2.09               -          -                -           -
 1996                    566         14.467      8,189           2.05               -          -                -           -
 1995                    516         14.109      7,278           2.06               -          -                -           -
 1994                    647         13.979      9,050           2.08               -          -                -           -

Real Estate Securities Fund
December 31,
 1998                    708         23.107     16,340           1.94               1         22.901           35         2.03
 1997                    942         28.169     26,532           1.94               -          -                -           -
 1996                    859         23.668     20,335           1.97               -          -                -           -
 1995                    794         18.073     14,344           1.99               -          -                -           -
 1994                    900         15.594     14,035           2.02               -          -                -           -

Rising Dividends Fund
December 31,
 1998                  3,176         21.165     67,223           2.12              17         21.034          346         2.21
 1997                  3,489         20.074     70,041           2.14               -          -                -           -
 1996                  3,394         15.303     51,934           2.16               -          -                -           -
 1995                  3,182         12.498     39,770           2.18               -          -                -           -
 1994                  2,936          9.769     28,685           2.20               -          -                -           -

Small Cap Fund
December 31,
 1998                  1,012         14.600     14,771           2.17               9         14.558          131         2.26
 1997                    938         14.952     14,022           2.17               -          -                -           -
 19961                   416         12.913      5,369           2.17+              -          -                -           -

                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average   Units Outstanding Accumulation  Net Assets    to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)   Unit Value (in thousands)  Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1998                    749        $ 7.993    $ 5,983           2.81%              5        $ 7.958         $ 45         2.90%
 1997                  1,160         10.340     11,992           2.82               -          -                -           -
 1996                  1,042         11.487     11,970           2.89               -          -                -           -
 1995                    757          9.582      7,254           2.81               -          -                -           -
 19944                   591          9.454      5,589           2.93+              -          -                -           -

Templeton Global Asset Allocation Fund
December 31,
 1998                    318         13.589      4,317           2.24               1         13.543           16         2.33
 1997                    424         13.786      5,850           2.34               -          -                -           -
 1996                    300         12.514      3,759           2.26               -          -                -           -
 19955                    36         10.591        379           2.30+              -          -                -           -

Templeton Global Growth Fund
December 31,
 1998                  2,239         16.309     36,512           2.28              10         16.238          174         2.37
 1997                  2,594         15.176     39,364           2.28               -          -                -           -
 1996                  2,146         13.560     29,103           2.33               -          -                -           -
 1995                  1,416         11.339     16,061           2.37               -          -                -           -
 19944                   922         10.201      9,400           2.54+              -          -                -           -

Templeton Global Income Securities Fund
December 31,
 1998                    787         17.905     14,094           2.03               2         17.746           45         2.12
 1997                  1,072         16.957     18,177           2.02               -          -                -           -
 1996                  1,354         16.781     22,719           2.01               -          -                -           -
 1995                  1,472         15.522     22,851           2.04               -          -                -           -
 1994                  1,667         13.726     22,888           2.11               -          -                -           -

Templeton International Equity Fund
December 31,
 1998                  2,938         18.437     54,177           2.28               8         18.322          143         2.37
 1997                  4,063         17.711     71,965           2.29               -          -                -           -
 1996                  4,375         16.081     70,362           2.29               -          -                -           -
 1995                  4,073         13.263     54,018           2.32               -          -                -           -
 1994                  4,079         12.161     49,607           2.39               -          -                -           -

Templeton International Smaller Companies Fund
December 31,
 1998                    114          9.364      1,065           2.50               3          9.342           34         2.59
 1997                    173         10.825      1,875           2.46               -          -                -           -
 19961                    65         11.145        722           2.18+              -          -                -           -


5. UNIT VALUES (cont.)
                                     Valuemark II                                         Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                   Accumulation                           Ratio of Expenses   Accumulation                         Ratio of Expenses
                 Units Outstanding Accumulation  Net Assets   to Average    Units Outstanding Accumulation  Net Assets   to Average
                  (in thousands)    Unit Value (in thousands) Net Assets*    (in thousands)    Unit Value (in thousands) Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund
December 31,
 1998                    821        $ 8.078    $ 6,633           2.50%              6        $ 8.028         $ 46         2.59%
 1997                  1,251          9.431     11,793           2.43               -          -                -           -
 1996                  1,751         14.932     26,148           2.39               -          -                -           -
 1995                  1,812         13.630     24,693           2.41               -          -                -           -
 1994                  2,112         12.802     27,037           2.47               -          -                -           -

U.S. Government Securities Fund
December 31,
 1998                  3,787         19.014     71,990           1.90              28         18.847          535         1.99
 1997                  4,844         17.947     86,937           1.90               -          -                -           -
 1996                  6,017         16.650    100,185           1.91               -          -                -           -
 1995                  5,089         16.298     82,935           1.92               -          -                -           -
 1994                  5,331         13.835     73,747           1.93               -          -                -           -

Value Securities Fund
December 31,
 19982                    19          7.717        143           2.52+             22          7.713          167         2.61+

Zero Coupon Fund - 2000
December 31,
 1998                    723         20.684     14,941           1.80               2         20.502           51         1.89
 1997                  1,087         19.512     21,204           1.80               -          -                -           -
 1996                  1,358         18.475     25,085           1.80               -          -                -           -
 1995                  1,416         18.294     25,910           1.80               -          -                -           -
 1994                  1,158         15.373     17,797           1.80               -          -                -           -

Zero Coupon Fund - 2005
December 31,
 1998                    349         25.003      8,739           1.80               2         24.786           50         1.89
 1997                    345         22.532      7,772           1.80               -          -                -           -
 1996                    428         20.517      8,777           1.80               -          -                -           -
 1995                    456         20.914      9,531           1.80               -          -                -           -
 1994                    403         16.096      6,483           1.80               -          -                -           -

Zero Coupon Fund - 2010
December 31,
 1998                    272         27.920      7,588           1.80               3         27.674           93         1.89
 1997                    292         24.740      7,220           1.80               -          -                -           -
 1996                    348         21.522      7,492           1.80               -          -                -           -
 1995                    371         22.431      8,329           1.80               -          -                -           -
 1994                    252         15.930      4,008           1.80               -          -                -           -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from June 10, 1996 (fund commencement) to December 31, 1996.
2Period from August 17, 1998 (fund commencement) to December 31, 1998.
3Period from December 2, 1996 (fund commencement) to December 31, 1996.
4Period from April 25, 1994 (fund commencement) to December 31, 1994.
5Period from August 4, 1995 (fund commencement) to December 31, 1995.






                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1998 and 1997

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the related statements of income, comprehensive income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                           KPMGPeat Marwick LLF

Minneapolis, Minnesota
February 5, 1999


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements
Balance Sheets
December 31, 1998 and 1997
(In thousands except share data)
                                                                                                     1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
  Investments:
  Fixed maturities, at market                                                                      $ 38,784     30,106
  Equity securities, at market                                                                        1,752          0
  Certificates of deposit and short-term securities                                                  10,069        698
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                    50,605     30,804
Cash                                                                                                  6,135      5,321
Receivables                                                                                           3,595      5,006
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 156        166
 Recoverable on unpaid claims                                                                         9,545     10,537
 Receivable on paid claims                                                                            1,935      2,500
Deferred acquisition costs                                                                           33,387     37,447
Other assets                                                                                          4,805      6,976
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                        110,163     98,757
Separate account assets                                                                             732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                       $842,209    931,840
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,827      1,362
  Annuity                                                                                             7,716        634
 Policy and contract claims                                                                          27,278     30,758
 Unearned premiums                                                                                      913      1,590
 Other policyholder funds                                                                             3,551      1,230
 Reinsurance payable                                                                                  1,497      2,116
 Deferred income taxes                                                                                9,977     10,173
 Accrued expenses and other liabilities                                                               3,894      3,111
 Commissions due and accrued                                                                            622        930
 Payable to parent                                                                                    3,403      3,182
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                               60,678     55,086
Separate account liabilities                                                                        732,046    833,083
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   792,724    888,169
Stockholder's equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000      2,000
 Additional paid-in capital                                                                          15,500     15,500
 Retained earnings                                                                                   31,052     25,455
 Accumulated other comprehensive income                                                                 933        716
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                           49,485     43,671
Commitments and contingencies (notes 6, 11 and 12)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                         $842,209    931,840

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Income
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 7,115        8,866      9,174
 Annuity considerations                                                                 12,643       12,791     11,725
 Accident and health premiums                                                           21,148       22,114     22,105
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                       40,906       43,771     43,004
 Premiums ceded                                                                         11,427       12,939     11,574
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                         29,479       30,832     31,430
 Investment income, net                                                                  2,021        1,626      1,220
 Realized investment gains (losses)                                                      1,003           (1)       (62)
 Other income                                                                               62           93          0
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                           32,565       32,550     32,588
Benefits and expenses:
 Life insurance benefits                                                                 3,508        5,074      5,971
 Annuity benefits                                                                          351          323        202
 Accident and health insurance benefits                                                 10,579       14,709     13,406
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                          14,438       20,106     19,579
 Benefit recoveries                                                                      5,770        9,200      6,614
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                             8,668       10,906     12,965
 Commissions and other agent compensation                                                7,091        8,295      8,596
 General and administrative expenses                                                     4,148        4,018      3,576
 Taxes, licenses and fees                                                                  187          654        688
 Change in deferred acquisition costs, net                                               4,060          798        341
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                             24,154       24,671     26,166
Income from operations before income taxes                                               8,411        7,879      6,422
Income tax expense (benefit):
 Current                                                                                 3,126        1,573        435
 Deferred                                                                                 (312)       1,029      2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                 2,814        2,602      2,831
Net income                                                                             $ 5,597        5,277      3,591

See   accompanying   notes  to   financial statements.


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Comprehensive
Income Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                              $5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss):
 Unrealized gains (losses) on fixed maturities and equity securities:
  Unrealized holding gains (losses) arising during the period net of tax of $468 in 1998,
   $403 in 1997, and $(188) in 1996                                                        869          749       (348)
 Reclassification adjustment for realized (gains) losses included in net income, net of tax
  of $351 in 1998, $0 in 1997, and $(22) in 1996                                          (652)           1         40
---------------------------------------------------------------------------------------------------------------------------
Total other comprehensive income (loss)                                                    217          750       (308)
Total comprehensive income                                                              $5,814        6,027      3,283


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)
Statements of Stockholder's Equity
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           25,455       20,178     16,587
 Net income                                                                              5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 31,052       25,455     20,178
Accumulated other comprehensive income (loss):
 Balance at beginning of year                                                              716          (34)       274
 Net unrealized gain (loss) during the year, net of deferred federal income taxes                       217        750
(308)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    933          716        (34)
Total stockholder's equity                                                             $49,485       43,671     37,644
Statements of Cash Flows
Years ended December 31, 1998, 1997 and 1996
(In thousands)
                                                                                         1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                            $ 5,597        5,277      3,591
---------------------------------------------------------------------------------------------------------------------------
Adjustments  to reconcile net income to net cash provided by (used in) operating activities:
 Realized (gains) losses on investments                                                 (1,003)           1         62
 Deferred federal income tax expense                                                      (312)       1,029      2,396
 Interest credited to policyholder account balances                                         42            0          0
 Change in:
  Receivables and other assets                                                           5,149       (4,283)     2,831
  Deferred acquisition costs                                                             4,060          798        341
  Future benefit reserves                                                                  829          452        944
  Policy and contract claims                                                            (3,480)         847       (353)
  Unearned premiums                                                                       (677)        (297)      (443)
  Other policyholder funds                                                               2,321          551        (12)
  Reinsurance payable                                                                     (619)         (17)       881
  Accrued expenses and other liabilities                                                   783          649     (1,523)
  Commissions due and accrued                                                             (308)         108         (2)
  Due to parent                                                                            221        2,080        439
 Depreciation and amortization                                                            (275)        (110)       (46)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                        6,731        1,808      5,515
Net cash provided by operating activities                                               12,328        7,085      9,106
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                          (28,065)      (8,680)    (8,525)
 Purchase of equity securities                                                          (2,105)           0          0
 Sale of fixed maturities                                                               20,414           81      2,654
 Sale of equity securities                                                                 553            0          0
 Other investments, net                                                                 (8,987)       1,859     (1,492)
---------------------------------------------------------------------------------------------------------------------------
Net cash used in investing activities                                                  (18,190)      (6,740)    (7,363)
Cash flows provided by financing activities:
 Policyholders' deposits to account balances                                             6,676            0          0
---------------------------------------------------------------------------------------------------------------------------
Net increase in cash                                                                       814          345      1,743
Cash at beginning of year                                                                5,321        4,976      3,233
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                    $ 6,135        5,321      4,976

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1998 revenue and consideration volume, 19%, 43% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $8,763, $10,147, and $6,541, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)
(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1998 and 1997, investments with a carrying value of $1,711 and $1,645, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Statement of Comprehensive Income is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the financial statements.

Reclassifications

Certain  1997   balances  have  been   reclassified   to  conform  to  the  1998
presentation.


(2) Investments

Investments at December 31, 1998 consist of:

                                                                                                               Amount
                                                                                  Amortized cost Estimated    shown on
                                                                                      or cost   fair value  balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                      $30,595       31,739      31,739
 Foreign government                                                                       499          496         496
 Corporate securities                                                                   5,227        5,263       5,263
 Mortgage backed securities                                                               957          972         972
 Public utilities                                                                         304          314         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                                $37,582       38,784      38,784
Equity securities:
 Common stocks:
  Banks, trusts and insurance companies                                                   101           85          85
  Industrial and miscellaneous                                                          1,417        1,667       1,667
---------------------------------------------------------------------------------------------------------------------------
  Total equity securities                                                             $ 1,518        1,752       1,752
Other investments:
 Short-term securities                                                                 10,069      XXXXXXX      10,069
---------------------------------------------------------------------------------------------------------------------------
  Total investments                                                                   $49,169      XXXXXXX      50,605
---------------------------------------------------------------------------------------------------------------------------


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                          $30,595       1,378          234      31,739
 Foreign government                                                           499           0            3         496
 Corporate securities                                                       5,227          39            3       5,263
 Mortgage backed securities                                                   957          15            0         972
 Public utilities                                                             304          10            0         314
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                     37,582       1,442          240      38,784
 Equity securities                                                          1,518         337          103       1,752
---------------------------------------------------------------------------------------------------------------------------
Total                                                                     $39,100       1,779          343      40,536
1997:
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004      $1,105          $ 3     $30,106
---------------------------------------------------------------------------------------------------------------------------

The changes in unrealized gains on fixed maturities were $100, $1,155, and $(475) for the years ended December 31, 1998, 1997 and 1996, respectively.

The change in unrealized gains from equity securities was $234 for the year ended December 31, 1998.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
 Due after one year through five years:                                                            $16,796      16,731
 Due after five years through ten years                                                             11,132      11,444
 Due after ten years                                                                                 8,697       9,637
 Mortgage backed securities                                                                            957         972
---------------------------------------------------------------------------------------------------------------------------
 Totals                                                                                            $37,582      38,784
---------------------------------------------------------------------------------------------------------------------------

Proceeds from sales of investments in available-for-sale securities during 1998, 1997 and 1996 were $20,967, $81, and $2,654, respectively. Gross gains of $1,080, $0, and $0 and gross losses of $77, $0, and $62 were realized on sales of available-for-sale securities in 1998, 1997 and 1996, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) Investments (cont.)

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                      $1,592        1,494       1,132
 Short-term investments                                                                   393          168          98
Dividends:
 Equity securities                                                                         12            0           0
Other                                                                                      52           11           1
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                 2,049        1,673       1,231
Investment expenses                                                                        28           47          11
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $2,021        1,626       1,220

(3) Summary Table of Fair Value Disclosures


                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets
 Fixed maturities, at market
  U.S. government                                                         $31,739    $31,739         $29,256   $29,256
  Foreign government                                                          496        496               0         0
  Corporate securities                                                      5,263      5,263               0         0
  Mortgage backed securities                                                  972        972             850       850
  Public utilities                                                            314        314               0         0
 Equity securities                                                          1,752      1,752               0         0
 Certificates of deposit and other short term securities                   10,069     10,069             698       698
 Receivables                                                                3,595      3,595           5,006     5,006
 Separate accounts assets                                                 732,046    732,046         833,083   833,083
Financial liabilities
 Separate account liabilities                                             732,046    723,593         833,083   821,457
---------------------------------------------------------------------------------------------------------------------------

See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $2,747       4,565
Reinsurance commission receivable                                                                      115          38
Other                                                                                                  733         403
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $3,595       5,006



(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $838, $662, and $293 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $7,643, $7,476 and $9,249    $17,804     $16,126      $15,096
Incurred related to:
 Current year                                                                          11,203       11,440      11,372
 Prior years                                                                           (4,946)      (3,199)     (3,079)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          6,257        8,241       8,293
Paid related to:
 Current year                                                                           3,697        1,686       1,458
 Prior years                                                                            4,714        4,877       5,805
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              8,411        6,563       7,263
Balance at December 31, net of reinsurance recoverables of $6,540, $7,643 and $7,476  $15,650     $17,804      $16,126
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1998 and 1997 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $3,043 and $2,850, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                    $ 856,149            0     277,168      578,981           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                7,115            0       1,568        5,547           0.0%
 Annuities                                                    12,643            0           0       12,643           0.0%
 Accident and health insurance                                15,813        5,335       9,859       11,289          47.3%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                35,571        5,335      11,427       29,479          18.1%
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416           0.0%
 Annuities                                                    12,791            0           0       12,791           0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625          62.7%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,480        7,291      12,939       30,832          23.6%
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423           0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870           0.0%
 Annuities                                                    11,725            0           0       11,725           0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835          51.6%
---------------------------------------------------------------------------------------------------------------------------
Total Premiums                                                36,381        6,623      11,574       31,430          21.1%
---------------------------------------------------------------------------------------------------------------------------

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1998         1997         1996              1998         1997        1996
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             1,992        2,032       2,432
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                10           44          36
 Accident and health insurance              1,575        1,566        2,547               635          841         766
---------------------------------------------------------------------------------------------------------------------------
Total premiums                             $1,575        1,566        2,547               645          885         802



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense                                                                   $3,126        1,573         435
 Deferred tax (benefit) expense                                                          (312)       1,029       2,396
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,814        2,602       2,831
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 116          404        (166)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $2,930        3,006       2,665
Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,943        2,758       2,248
Other                                                                                    (129)        (156)        583
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                         $2,814        2,602       2,831
---------------------------------------------------------------------------------------------------------------------------

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1998 and 1997 are as follows:

                                                                                                    1998         1997
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 1,821       2,675
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                            1,821       2,675
Deferred tax liabilities:
 Deferred acquisition costs                                                                          9,003      10,382
 Unrealized gains on investments                                                                       502         385
 Other                                                                                               2,293       2,081
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                      11,798      12,848
Net deferred tax liability                                                                         $ 9,977      10,173
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $969 and $2,077 as of December 31, 1998 and 1997, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,729, $1,463, and $1,246 in 1998, 1997 and 1996, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1998 and 1997 was $356 and $569, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $18, $15, and $11 in 1998, 1997 and 1996, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1998 and 1997.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $30, $37, and $29 in 1998, 1997 and 1996, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1998, 1997 and 1996 Plan participants was 75%, 90%, and 100%, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $18, $59, and $41 in 1998, 1997 and 1996, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net Income
---------------------------------------------------------------------------------------------------------------------------
                                                             1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $32,866       25,940              6,891      4,292    2,358
Adjustments:
 Change in reserve basis                                    (9,216)     (10,494)             2,147      2,424    4,070
 Deferred acquisition costs                                 33,387       37,447             (4,060)      (798)    (341)
 Deferred taxes                                             (9,977)     (10,173)               312     (1,029)  (2,396)
 Nonadmitted assets                                             75          171                  0          0        0
 Interest maintenance reserve                                  569          (88)               657        (19)     (99)
 Asset valuation reserve                                       283            2                  0          0        0
 Liability for unauthorized reinsurers                         239          225                  0          0        0
 Unrealized gains on investments                             1,202        1,102                  0          0        0
 Other                                                          57         (461)              (350)       407       (1)
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $49,485       43,671              5,597      5,277    3,591
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum capital and surplus requirements. At December 31, 1998 and 1997, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1998, 1997 and 1996.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


 (11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)



(13) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                  Future              Other        Premium              Benefits,   Net change
                      Deferred   benefits,           policy        revenue               claims       in
                       policy     losses,           claims and     and other    Net    losses, and   policy      Other
                     acquisition claims and Unearned benefits     contract   investment settlement  acquisition operating
                        costs  loss expense premiums  payable   considerations income    expenses    costs     (a)expenses
---------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance            $ 57     1,827      246    3,424         5,547       303    2,160      165     1,518
Annuities               33,206     7,716        0      827        12,643       243      351    3,899     6,047
Accident and
 health insurance          124         0      667   23,027        11,289     1,475    6,157       (4)    3,861
---------------------------------------------------------------------------------------------------------------------------
                       $33,387     9,543      913   27,278        29,479     2,021    8,668    4,060    11,426
1997:
Life insurance           $ 222     1,362      983    4,177         6,416       406    2,587       68     2,075
Annuities               37,105       634        0      471        12,791         0      323      750     8,023
Accident and
 health insurance          120         0      607   26,109        11,625     1,220    7,996      (20)    2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447     1,996    1,590   30,757        30,832     1,626   10,906      798    12,967
1996:
Life insurance           $ 290     1,219      908    5,151         6,870       268    4,371      (27)    2,297
Annuities               37,855       325        0      864        11,725         0      202      265     7,069
Accident and
 health insurance          100         0      979   23,895        12,835       952    8,392      103     3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245     1,544    1,887   29,910        31,430     1,220   12,965      341    12,860


(a) See note 1 for aggregate gross amortization.

                                    PART C

                              OTHER INFORMATION


ITEM  24.  FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial  Statements


     The following financial statements of the Company are included in Part B hereof.

     1.  Independent Auditors' Report.
     2.  Balance Sheets as of December 31, 1998 and 1997.
     3.  Statements  of  Income for the  years  ended  December 31,  1998,  1997 and 1996.
     4. Statements of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996.
     5. Statements of Cash Flow for the years ended December 31, 1998, 1997 and 1996.
     6.  Notes to Financial Statements - December 31, 1998, 1997 and 1996.

     The following financial statements of the Variable Account are included in Part B hereof.

     1.  Independent Auditors' Report.
     2.  Statements  of  Assets  and  Liabilities  as  of  December  31,  1998.
     3.  Statements  of  Operations  for  the  year  ended  December  31,  1998.
     4. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
     5.  Notes to Financial Statements - December 31, 1998.

b.     Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)
     2.  Not  Applicable
     3.  Principal  Underwriter  Agreement (2)
     4.  Individual  Immediate  Variable  Annuity  Contract (1)
     4a. Joint  Owners  Endorsement (1)
     4b. Period  Certain  and  Partial  Liquidation  Endorsement (1)
     5.  Application for Individual Immediate Variable Annuity Contract (1)
     6.  (i)   Copy  of  Articles  of  Incorporation of the Company (1)
         (ii)  Copy of the Bylaws of the Company (3)
     7.  Not  Applicable
     8.  Form  of  Fund  Participation  Agreement (1)
     9.  Opinion  and  Consent  of  Counsel
     10. Independent  Auditors'  Consent
     11. Not  Applicable
     12. Not  Applicable
     13. Calculation of Performance Information
     14. Company  Organizational  Chart (1)
     27. Not Applicable

 (1) Incorporated by reference to Registrant's initial Form N-4 filed electronically on January 2, 1997.
 (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on May 14, 1997.
 (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 filed electronically on June 2, 1997.



ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
------------------------------  ----------------------------------

Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive Officer
1750 Hennepin Avenue            and Director
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas D. Barta                 Vice President-Controller, Institutional
1750 Hennepin Avenue            Division
Minneapolis, MN  55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Reinhard Obermueller            Director
560 Lexington Avenue
New York, NY 10022

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President-Operations and Director
152 W. 57th Street
18th Floor
New York, NY 10019

Thomas J. Lynch                 President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Kenneth P. Schrapp              Second Vice President and Actuary
1750 Hennepin Avenue
Minneapolis, MN  55403

Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Ste. 6A
New York, NY 10129


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's initial Form N-4 (File No. 333-19173).


ITEM  27.     NUMBER  OF  CONTRACT  OWNERS


As of April 5, 1999 there were no Contract Owners.


ITEM  28.     INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.     PRINCIPAL  UNDERWRITERS

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers (managers) and directors (Board of Governors) of NALAC Financial Plans, LLC:

Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------  ----------------------
James P. Kelso          Governor
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not  Applicable


ITEM  30.     LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.     MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of April, 1999.


                                PREFERRED  LIFE
                                VARIABLE  ACCOUNT  C
                                  (Registrant)

                           By:  PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                  (Depositor)

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------------


                                PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title


Lowell C. Anderson*        Director                   04/26/99
Lowell C. Anderson

Ronald L. Wobbeking*       Chairman, Chief Executive  04/26/99
Ronald L. Wobbeking        Officer and Director

Tom Barta*                 Treasurer                  04/26/99
Tom Barta

Thomas G. Brown*           Director                   04/26/99
Thomas G. Brown

Edward J. Bonach*          Director                   04/26/99
Edward J. Bonach

Robert S. James*           Director                   04/26/99
Robert S. James

Thomas J. Lynch*           Director                   04/26/99
Thomas J. Lynch

Dennis J. Marion*          Director                   04/26/99
Dennis J. Marion

Eugene T. Wilkinson*       Director                   04/26/99
Eugene T. Wilkinson

Eugene K. Long*            Director                   04/26/99
Eugene K. Long

Reinhard W. Obermueller*   Director                   04/26/99
Reinhard W. Obermueller

Stephen R. Herbert*        Director                   04/26/99
Stephen R. Herbert

Jack F. Rockett*           Director                   04/26/99
Jack F. Rockett

                                 By /S/ MICHAEL T. WESTERMEYER
                                    --------------------------
                                        Attorney-in-Fact
                                      Secretary and Director






                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO.    3

                                     TO

                         FORM  N-4 (FILE NO. 333-19173)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK



                              INDEX TO EXHIBITS

EXHIBIT                                                             PAGE

EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information